                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6526

                                 Coventry Group
               (Exact name of registrant as specified in charter)

                      3435 Stelzer Road Columbus, OH 43219
              (Address of principal executive offices) (Zip code)

                      3435 Stelzer Road Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 03/31/07

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                           SHARES      VALUE($)
                                                         ---------   -----------
COMMON STOCKS - 91.5%
BASIC MATERIALS - 8.5%
Air Products and Chemicals, Inc.                            30,000     2,108,400
Alcoa, Inc.                                                 77,000     2,310,770
Anglo American PLC ADR                                      71,000     1,733,110
E. I. du Pont de Nemours & Co.                              47,000     2,289,370
Newmont Mining Corp.                                        32,000     1,444,800
Potash Corp. of Saskatchewan, Inc.                          10,000     1,434,800
Weyerhaeuser Co.                                            12,000       847,800
                                                                     -----------
                                                                      12,169,050
                                                                     -----------
COMMUNICATIONS - 8.9%
AT&T, Inc.                                                  70,000     2,502,500
Belo Corp., Series A                                        79,500     1,461,210
Deutsche Telekom AG ADR                                     78,000     1,419,600
Harris Corp.                                                14,000       642,040
Motorola, Inc.                                              72,000     1,480,320
Sprint Nextel Corp.                                        120,000     2,266,800
Symantec Corp. (b)                                          50,000     1,042,500
Verizon Communications, Inc.                                53,000     1,973,720
                                                                     -----------
                                                                      12,788,690
                                                                     -----------
CONSUMER CYCLICAL - 1.5%
Grainger (W.W.), Inc.                                       15,000     1,049,100
RadioShack Corp.                                            68,000     1,141,040
                                                                     -----------
                                                                       2,190,140
                                                                     -----------
CONSUMER NON-CYCLICAL - 10.1%
Archer-Daniels-Midland Co.                                  60,000     1,917,600
Avery-Dennison Corp.                                        26,000     1,766,180
Avon Products, Inc.                                         62,000     2,048,480
ConAgra, Inc.                                               85,000     2,295,000
Deluxe Corp.                                                30,000       756,000
H&R Block, Inc.                                             22,000       506,880
H.J. Heinz Co.                                              27,000     1,215,270
Kimberly-Clark Corp.                                        30,000     2,038,500
Sysco Corp.                                                 52,000     1,911,520
                                                                     -----------
                                                                      14,455,430
                                                                     -----------
ENERGY - 11.7%
Anadarko Petroleum Corp.                                    42,000     1,827,840
Canetic Resources Trust                                     36,000       500,040
Chevron Corp.                                               23,000     1,691,190
EnCana Corp.                                                44,000     2,021,800
GlobalSantaFe Corp.                                         30,000     1,763,400
Marathon Oil Corp.                                          23,000     2,127,500
National Fuel Gas                                           50,000     1,927,000
Penn West Energy Trust                                      34,000     1,039,040
Precision Drilling Trust                                    40,000       926,400
Schlumberger Ltd.                                           25,000     1,579,000
Williams Cos., Inc.                                         50,000     1,306,000
                                                                     -----------

                                                                      16,709,210
                                                                     -----------
FINANCIAL - 12.9%
Citigroup, Inc.                                             33,000     1,838,100
Hospitality Properties Trust                                26,100     1,240,533
Huntington Bancshares, Inc.                                 45,000     1,068,750
J.P. Morgan Chase & Co.                                     42,000     2,028,600
Keycorp                                                     38,000     1,445,140
Lincoln National Corp.                                      25,000     1,660,000
Morgan Stanley                                              24,000     1,954,320
The Allstate Corp.                                          36,000     2,343,960
The St. Paul Travelers Cos., Inc.                           30,000     1,610,700
Thornburg Mortgage, Inc.                                    32,000       804,160
U.S. Bancorp                                                30,000     1,085,700
Waddell & Reed Financial, Inc.                              50,000     1,368,000
                                                                     -----------
                                                                      18,447,963
                                                                     -----------
HEALTH CARE - 11.4%
Abbott Laboratories                                         47,000     2,289,370
Biomet, Inc.                                                50,000     2,063,500
Bristol-Myers Squibb Co.                                    56,000     1,473,920
C.R. Bard, Inc.                                             11,000       912,670
Eli Lilly & Co.                                             23,000     1,198,300
Humana, Inc. (b)                                            25,000     1,382,750
Merck & Co., Inc.                                           31,000     1,351,600
Mylan Laboratories, Inc.                                    45,000       898,200
Novartis AG ADR                                             34,000     1,952,960
Par Pharmaceutical Cos., Inc. (b)                           50,000     1,118,500
Pfizer, Inc.                                                65,000     1,683,500
                                                                     -----------
                                                                      16,325,270
                                                                     -----------
INDUSTRIALS - 18.5%
Avnet, Inc. (b)                                             98,000     2,501,940
Emerson Electric Co.                                        38,000     1,674,660
Esterline Technologies Corp. (b)                            41,000     1,649,430
Fluor Corp.                                                 23,000     1,877,950
General Electric Co.                                        63,000     2,344,230
Honeywell International, Inc.                               40,000     1,809,600
Hubbell, Inc., Class B                                      36,200     1,636,602
Pall Corp.                                                  70,100     2,421,955
Parker-Hannifin Corp.                                       19,000     1,460,720
Raytheon Co.                                                48,000     2,534,400
Shaw Group, Inc. (b)                                        76,000     2,546,000
Sonoco Products Co.                                         60,000     2,283,600
Waste Management, Inc.                                      50,000     1,838,500
                                                                     -----------
                                                                      26,579,587
                                                                     -----------
TECHNOLOGY - 4.4%
Computer Sciences Corp. (b)                                 35,000     1,867,950
Hewlett-Packard Co.                                         62,000     2,553,780
Intel Corp.                                                 61,000     1,235,250
Microsoft Corp.                                             20,000       597,200
                                                                     -----------
                                                                       6,254,180
                                                                     -----------
UTILITIES - 3.6%
American Electric Power Co., Inc.                           41,000     1,745,780
NiSource, Inc.                                              70,000     1,687,000
Southwest Gas Corp.                                         45,900     1,761,183
                                                                     -----------
                                                                       5,193,963
                                                                     -----------
TOTAL COMMON STOCKS (COST $99,419,911)                               131,113,483
                                                                     -----------

INVESTMENT COMPANIES - 7.6%
Fifth Third Prime Money Market Fund -
   Institutional Class                                   9,501,216     9,501,216
Kayne Anderson MLP Investment Co.                           40,000     1,319,200
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $10,509,355)                         10,820,416
                                                                     -----------

                                                         PRINCIPAL
                                                         AMOUNT($)     VALUE($)
                                                         ---------   -----------
CONVERTIBLE BONDS - 0.7%
COMMUNICATIONS - 0.7%
Echostar Communications, 5.75%, 5/18/05                  1,000,000     1,018,750
                                                                     -----------
TOTAL CONVERTIBLE BONDS
   (COST $993,653)                                                    1,018,750
                                                                     -----------
TOTAL INVESTMENTS (COST $110,922,919) (A) - 99.8%                    142,952,649
                                                                     ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.......   $33,256,365
Unrealized depreciation.......    (1,226,635)
                                 -----------
Net unrealized appreciation...    32,029,730
                                 ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                           SHARES      VALUE($)
                                                         ---------   -----------
COMMON STOCKS - 85.2%
BASIC MATERIALS - 0.6%
Newmont Mining Corp.                                         6,900       311,535
                                                                     -----------
COMMUNICATIONS - 4.3%
McGraw-Hill Cos., Inc.                                      18,000     1,224,360
Motorola, Inc.                                              46,700       960,152
                                                                     -----------
                                                                       2,184,512
                                                                     -----------
CONSUMER CYCLICAL - 8.0%
Harley-Davidson, Inc.                                        5,800       408,726
McDonald's Corp.                                            18,100       802,373
PETsMART, Inc.                                              27,800       802,308
The Home Depot, Inc.                                        23,300       935,728
Walgreen Co.                                                23,800     1,092,182
                                                                     -----------
                                                                       4,041,317
                                                                     -----------
CONSUMER NON-CYCLICAL - 8.8%
Fortune Brands, Inc.                                        13,100     1,118,609
Nestle SA ADR                                               11,400     1,018,590
Pepsico, Inc.                                               12,800       800,640
Procter & Gamble Co.                                        16,900     1,086,163
Western Union Co.                                           18,500       414,770
                                                                     -----------
                                                                       4,438,772
                                                                     -----------
ENERGY - 12.5%
Apache Corp.                                                11,900       791,469
BP Amoco PLC ADR                                            11,900       798,490
ConocoPhillips                                              13,300       956,935
Exxon Mobil Corp.                                           14,600     1,118,798
Schlumberger Ltd.                                           12,800       808,448
Valero Energy Corp.                                         19,100       977,156
XTO Energy, Inc.                                            19,100       898,655
                                                                     -----------
                                                                       6,349,951
                                                                     -----------
FINANCIAL - 14.8%
American Express Co.                                        14,200       861,514
Ameriprise Financial, Inc.                                  21,400     1,166,300
Bank of America Corp.                                       15,800       843,562
Citigroup, Inc.                                             17,200       958,040
Hartford Financial Services Group                           12,100     1,129,051
J.P. Morgan Chase & Co.                                     22,900     1,106,070
MetLife, Inc.                                               15,500       914,655
Wells Fargo & Co.                                           15,200       540,512
                                                                     -----------
                                                                       7,519,704
                                                                     -----------
HEALTH CARE - 14.2%
Amgen, Inc. (b)                                              8,200       560,142
Biomet, Inc.                                                15,000       619,050
Dentsply International                                      22,800       680,580
Genentech, Inc. (b)                                          5,000       405,650
Johnson & Johnson                                           16,000     1,056,320
Medtronic, Inc.                                             16,900       904,319

St. Jude Medical, Inc. (b)                                  24,400       892,064
Stryker Corp.                                               16,000       881,760
Zimmer Holdings, Inc. (b)                                   15,200     1,191,376
                                                                     -----------
                                                                       7,191,261
                                                                     -----------
INDUSTRIALS - 10.7%
Caterpillar, Inc.                                           11,900       729,827
Emerson Electric Co.                                        18,200       802,074
FedEx Corp.                                                  7,700       836,374
General Electric Co.                                        38,100     1,417,701
Illinois Tool Works, Inc.                                   16,400       757,516
United Technologies Corp.                                   13,700       856,524
                                                                     -----------
                                                                       5,400,016
                                                                     -----------
TECHNOLOGY - 11.3%
EMC Corp. (b)                                               78,400     1,034,880
First Data Corp.                                            18,500       472,120
Hewlett-Packard Co.                                         23,600       972,084
Intel Corp.                                                 44,700       905,175
Maxim Integrated Products, Inc.                             29,300       897,166
Microsoft Corp.                                             27,300       815,178
Texas Instruments, Inc.                                     20,900       601,920
                                                                     -----------
                                                                       5,698,523
                                                                     -----------
TOTAL COMMON STOCKS
   (COST $36,720,555)                                                 43,135,591
                                                                     -----------
INVESTMENT COMPANIES - 6.6%
Fifth Third Prime Money Market Fund -
   Institutional Class                                   3,333,784     3,333,784
                                                                     -----------
TOTAL INVESTMENT COMPANIES
   (COST $3,333,784)                                                  3,333,784
                                                                     -----------

TOTAL INVESTMENTS (COST $40,054,339) (A) - 91.8%                     $46,469,375
                                                                     ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation ........   $7,254,650
Unrealized depreciation ........     (870,906)
                                   ----------
Net unrealized appreciation ....    6,383,744
                                   ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                          SHARES     VALUE($)
                                                         -------   -----------
COMMON STOCKS - 95.2%
BASIC MATERIALS - 3.6%
Century Aluminum Co. (b)                                   4,900       218,785
Landec Corp. (b)                                          24,600       264,696
Terra Industries, Inc. (b)                                16,800       201,264
The Lubrizol Corp.                                         4,500       225,585
                                                                   -----------
                                                                       910,330
                                                                   -----------
COMMUNICATIONS - 10.6%
Aeroflex, Inc. (b)                                        36,500       427,780
Comtech Telecommunications (b)                             8,300       315,981
Cryptologic, Inc.                                         13,700       317,840
ECI Telecom Ltd. (b)                                      21,600       187,056
NICE Systems Ltd. ADR (b)                                  4,200       129,276
Plantronics, Inc.                                         10,500       222,600
Polycom, Inc. (b)                                          9,600       296,736
Sapient Corp. (b)                                         18,100        99,369
Spectralink Corp. (b)                                     24,400       209,840
Telecommunication Systems, Inc. (b)                       96,900       300,390
TIBCO Software, Inc. (b)                                  14,700       138,768
                                                                   -----------
                                                                     2,645,636
                                                                   -----------
CONSUMER CYCLICAL - 11.0%
Brown Shoe Company, Inc.                                   6,500       310,310
Buffalo Wild Wings, Inc. (b)                               4,300       228,760
CBRL Group, Inc.                                           2,400       107,424
Century Casinos, Inc. (b)                                 27,700       309,132
GameTech International Inc. (b)                           18,600       222,828
MSC Industrial Direct Co., Inc.                            6,700       262,305
Oshkosh Truck Corp.                                        9,400       455,148
RC2 Corp. (b)                                              8,900       391,600
Scan Source, Inc. (b)                                      7,200       218,880
The Children's Place Retail Stores, Inc. (b)               3,600       228,672
                                                                   -----------
                                                                     2,735,059
                                                                   -----------
CONSUMER NON-CYCLICAL - 6.6%
Corn Products International, Inc.                          4,200       145,068
CRA International, Inc. (b)                                4,200       220,080
Healthcare Services Group                                 15,600       451,776
Nash Finch Co.                                            11,200       305,760
Navigant Consulting, Inc. (b)                             11,600       229,216
Smithfield Foods, Inc. (b)                                 5,500       141,130
Source Interlink Co., Inc. (b)                            18,800       153,408
                                                                   -----------
                                                                     1,646,438
                                                                   -----------
ENERGY - 7.7%
Cano Petroleum, Inc. (b)                                  30,300       166,044
Carrizo Oil & Gas, Inc. (b)                               12,700       368,554
Delta Petroleum Corp. (b)                                  4,700       108,852
FMC Technologies, Inc. (b)                                 3,800       234,194
Helix Energy Solutions Group, Inc. (b)                    11,800       370,166

Petrohawk Energy Corp. (b)                                24,000       276,000
Quicksilver Resources, Inc. (b)                            6,200       226,858
Rowan Co., Inc.                                            5,400       179,280
                                                                   -----------
                                                                     1,929,948
                                                                   -----------
FINANCIAL - 17.3%
American Campus Communities, Inc.                         12,300       350,181
American Physicians Capital, Inc. (b)                      4,600       184,184
Biomed Realty Trust, Inc.                                 11,000       314,600
Boston Private Financial Holdings, Inc.                    7,500       211,575
Education Realty Trust, Inc.                              19,300       285,061
Encore Capital Group, Inc. (b)                             9,600       120,960
Franklin Bank Corp. (b)                                   17,600       361,504
Glacier Bancorp, Inc.                                      9,900       241,956
HCC Insurance Holdings, Inc.                              11,800       378,662
Health Care Property Investors, Inc.                       3,800       139,916
LTC Properties, Inc.                                       9,000       245,790
optionsXpress Holdings, Inc.                               7,100       161,099
Portfolio Recovery Associates, Inc. (b)                    5,600       261,464
PrivateBancorp, Inc.                                       7,200       299,736
Sterling Bancorp                                           7,000       137,900
W.R. Berkley Corp.                                        11,400       393,413
Webster Financial Corp.                                    4,900       238,728
                                                                   -----------
                                                                     4,326,729
                                                                   -----------
HEALTH CARE - 11.4%
Alpharma, Inc., Class A                                    3,500        84,350
AmSurg Corp. (b)                                           6,000       138,000
Human Genome Sciences, Inc. (b)                           19,800       246,312
IntraLase Corp. (b)                                       14,000       313,320
LifeCell Corp. (b)                                         6,300       152,082
LifePoint Hospitals, Inc. (b)                              8,000       269,600
Natus Medical, Inc. (b)                                   17,000       282,370
Odyssey Healthcare, Inc. (b)                              19,000       251,940
Pediatrix Medical Group Inc. (b)                           9,000       440,100
Sciele Pharma, Inc. (b)                                    8,300       199,200
Symmetry Medical, Inc. (b)                                20,200       279,366
The Medicines Co. (b)                                      5,800       183,976
                                                                   -----------
                                                                     2,840,616
                                                                   -----------
INDUSTRIALS - 14.7%
Armor Holdings, Inc. (b)                                   2,400       131,640
Astec Industries, Inc. (b)                                 5,400       189,540
BE Aerospace, Inc. (b)                                    16,800       431,424
Celadon Group (b)                                          9,900       165,825
DRS Technologies, Inc.                                     5,800       305,544
Flow International Corp. (b)                              22,600       249,052
Gardner Denver, Inc. (b)                                   4,500       167,895
IDEX Corp.                                                 4,700       222,827
Kaydon Corp.                                              10,800       429,192
Mettler-Toledo International, Inc. (b)                     1,600       126,160
Pacer International, Inc.                                  3,400       101,218
Roper Industries, Inc.                                     7,400       371,776
Stericycle, Inc. (b)                                       3,470       261,985
The Middleby Corp. (b)                                     1,800       188,406
Waste Connections, Inc. (b)                                2,900       120,495
Watts Water Technologies, Inc.                             5,200       213,772
                                                                   -----------
                                                                     3,676,751
                                                                   -----------

TECHNOLOGY - 9.5%
Applix, Inc. (b)                                          18,400       208,840
ChipMOS Technologies Ltd. (b)                             60,700       412,153
Dendrite International, Inc. (b)                           7,950        85,145
Hyperion Solutions Corp. (b)                               3,100       111,414
infoUSA, Inc.                                              9,600       114,336
Mad Catz Interactive, Inc. (b)                           385,500       223,590
Magma Design Automation, Inc. (b)                         41,800       373,274
Nuance Communications, Inc. (b)                           34,200       391,932
PAR Technology Corp. (b)                                  13,700       123,574
SPSS, Inc. (b)                                             3,400       102,238
The Ultimate Software Group, Inc. (b)                      9,200       213,992
                                                                   -----------
                                                                     2,360,488
                                                                   -----------
UTILITIES - 2.8%
PNM Resources, Inc.                                       14,500       450,950
Southwest Water Co.                                       17,600       242,176
                                                                   -----------
                                                                       693,126
                                                                   -----------
TOTAL COMMON STOCKS
   (COST $20,000,450)                                               23,765,121
                                                                   -----------
INVESTMENT COMPANIES - 5.0%
Fifth Third Prime Money Market Fund - Institutional
   Class                                                 732,836       732,836
iShares Russell 2000 Index Fund                            6,500       507,585
                                                                   -----------
TOTAL INVESTMENT COMPANIES
   (COST $1,241,851)                                                 1,240,421
                                                                   -----------
TOTAL INVESTMENTS (COST $21,242,301) (A) - 100.2%                  $25,005,542
                                                                   ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .......   $3,945,356
Unrealized depreciation .......     (647,809)
                                  ----------
Net unrealized appreciation ...    3,297,547
                                  ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                          PRINCIPAL
                                                          AMOUNT($)    VALUE($)
                                                          ---------   ----------
ASSET BACKED SECURITIES - 13.4%

ABN Amro Mortgage Corp., 5.50%,                             508,237      502,223
2/25/18, Series 2003-13, Class A2

Banc of America Mortgage Securities,                        349,014      351,912
4.48%, 2/25/33, Series 2003-A, Class 3A1

Capital One Multi-Asset Execution                           600,000      589,807
Trust, 4.70%, 6/15/15, Series 2005-7,
Class A7, CMO

Chase Commercial Mortgage Securities                        491,825      495,320
Corp., 7.09%, 10/15/32

Chase Issuance Trust, 4.23%, 1/15/13                        700,000      683,123

Citibank Credit Card Issuance Trust,                      1,500,000    1,520,337
5.45%, 5/10/13, Series 2006-A4, Class A4

Citicorp Mortgage Securities, Inc.,                         840,264      838,030
5.50%, 2/25/26, Series 2006-1, Class 5A1

Countrywide Home Loans, 4.50%, 8/25/19                      924,331      902,712

Equity One ABS, Inc., 4.205%,                               700,000      665,858
4/25/34, Series 2004-1, Class AF6

Impac CMB Trust, 5.78%, 5/25/35,                            258,719      259,227
Series 2005-4, Class 1M1 (c)

Indymac Index Mortgage Loan Trust,                          350,631      350,254
5.34%, 3/25/35, Series 2005-AR1, Class 3A1 (c)

MBNA Credit Card Master Note Trust,                       1,300,000    1,263,415
4.10%, 10/15/12

MBNA Master Credit Card Trust 99 B                          790,000      803,986
A, 5.90%, 8/15/11

Navistar Financial Corp. Owner Trust,                       335,000      325,324
3.53%, 10/15/12, Series 2004-B, Class A4

New Century Home Equity Loan Trust,                         203,421      202,737
7.89%, 5/25/29, Series 1999-NCB, Class A6

New Century Home Equity Loan Trust,                         458,004      455,168
4.45%, 8/25/34, Series 2004-A, Class AII3                             ----------

TOTAL ASSET BACKED SECURITIES                                         10,209,433
   (COST $10,347,935)                                                 ==========

CORPORATE BONDS - 22.6%
BANK HOLDING COMPANIES - 2.5%

HSBC Capital Funding LLC, 4.61%, 12/29/49 (c)               500,000      465,660
Royal Bank of Canada, 5.65%, 7/20/11                        700,000      713,314

South Trust Corp., 5.80%, 6/15/14                           700,000      710,602
                                                                      ----------
                                                                       1,889,576
                                                                      ----------
BASIC MATERIALS - 0.6%
Alcan, Inc., 4.50%, 5/15/13                                 450,000      423,604
                                                                      ----------
COMMUNICATIONS - 1.7%
Ameritech Cap Funding, 9.10%, 6/1/16                        254,154      291,716

Bell Telephone Co. Pennsylvania, 7.375%, 7/15/07            500,000      504,659
Comcast Cable Communications, 6.875%, 6/15/09               500,000      517,222
                                                                      ----------
                                                                       1,313,597
                                                                      ----------
COMPUTER AND DATA PROCESSING SERVICES - 1.9%
Dell Computer Corp., 6.55%, 4/15/08                         750,000      758,307
Hewlett-Packard Co., 6.50%, 7/1/12                          300,000      317,984
Oracle Corp., 5.00%, 1/15/11                                350,000      346,477
                                                                      ----------
                                                                       1,422,768
                                                                      ----------
CONSUMER GOODS & SERVICES - 2.4%
Black & Decker, 7.125%, 6/1/11                              705,000      742,785
NIKE, Inc., 5.15%, 10/15/15                                 600,000      585,886
Walt Disney Co., 5.375%, 6/1/07                             525,000      525,352
                                                                      ----------
                                                                       1,854,023
                                                                      ----------
FINANCIAL - 5.7%
BankAmerica Corp., 7.125%, 3/1/09                           500,000      518,334
Bear Stearns Co., 4.50%, 10/28/10                           500,000      487,434
Commercial Credit Co., 10.00%, 12/1/08                    1,300,000    1,407,699

Goldman Sachs Group, Inc., 5.35%, 1/15/16                   500,000      493,515
Household Finance Co., 6.375%, 10/15/11                     325,000      339,847
International Lease Finance Corp., 4.35%, 9/15/07           300,000      297,480
Morgan Stanley, 5.375%, 10/15/15                            300,000      297,317
Wachovia Bank, 4.875%, 2/1/15                               600,000      577,299
                                                                      ----------
                                                                       4,418,925
                                                                      ----------
FOOD & RELATED - 1.4%
Cargill, Inc., 6.15%, 2/25/08                               600,000      602,450
Diageo Cap PLC, 4.375%, 5/3/10                              500,000      486,342
                                                                      ----------
                                                                       1,088,792
                                                                      ----------
HEALTH CARE - 1.9%
Abbott Laboratories, 5.60%, 5/15/11                         350,000      354,834
Amgen, Inc., 4.00%, 11/18/09                                300,000      291,055
Amgen, Inc., 4.85%, 11/18/14                                300,000      290,468
United Health Group, 3.75%, 2/10/09                         500,000      484,401
                                                                      ----------
                                                                       1,420,758
                                                                      ----------
MANUFACTURING - 2.1%
General Electric Co., 5.00%, 2/1/13                       1,000,000      988,901
Parker-Hannifin, 4.875%, 2/15/13                            600,000      581,363
                                                                      ----------
                                                                       1,570,264
                                                                      ----------
REAL ESTATE - 0.5%
HD Real Estate Funding Corp. II,
5.95%, 10/15/08                                             400,000      401,652
                                                                      ----------

RETAIL - 1.3%
Costco Wholesale Corp., 5.50%, 3/15/07                      500,000      499,757
CVS Corp., 4.00%, 9/15/09                                   500,000      483,394
                                                                      ----------
                                                                         983,151
                                                                      ----------
SPECIAL PURPOSE ENTITY - 0.6%
Targeted Return Index, 5.94%, 1/25/07 (c)                    84,000       84,002
Targeted Return Index, 6.96%, 1/15/12 (c)                   342,000      360,037
                                                                      ----------
                                                                         444,039
                                                                      ----------
TOTAL CORPORATE BONDS
   (COST $17,498,305)                                                 17,231,149
                                                                      ----------
U.S. GOVERNMENT AGENCY SECURITIES - 51.3%
FANNIE MAE - 15.7%
4.00%, 1/26/09                                              900,000      882,109
4.20%, 6/8/09                                             1,000,000      981,982
4.00%, 11/30/09                                           1,500,000    1,460,117
4.50%, 6/1/10                                               500,000      491,920
5.50%, 3/17/11                                              600,000      598,767
4.75%, 2/21/13                                              500,000      493,955
4.625%, 10/15/14                                          1,450,000    1,416,285
5.05%, 4/28/15                                              500,000      489,720
5.375%, 7/15/16                                           2,000,000    2,055,327
5.00%, 4/26/17                                              700,000      675,210
4.25%, 9/25/22, Series 2003-17, Class ED, CMO               771,275      741,522
5.00%, 7/25/23, Series 2005-4, Class VG, CMO              1,301,800    1,232,018
7.60%, 10/1/32, Pool # 659567 (c)                            19,069       19,421
4.58%, 11/1/34, Pool # 782320 (c)                           396,900      393,293
                                                                      ----------
                                                                      11,931,646
                                                                      ----------
FEDERAL FARM CREDIT BANK - 0.9%
5.20%, 12/27/12                                             650,000      649,469
                                                                      ----------
FEDERAL HOME LOAN BANK - 9.0%
4.54%, 3/24/08 (c)                                        1,000,000      988,694
5.25%, 3/17/10                                              725,000      723,076
4.75%, 10/25/10, Series 00-0582, Class H, CMO             1,475,835    1,467,197
5.25%, 6/10/11                                            1,000,000    1,011,876
5.00%, 9/9/11                                               650,000      651,087
4.875%, 11/15/11                                          1,000,000      995,658
5.50%, 8/23/13                                              500,000      495,051
5.375%, 11/20/13                                            500,000      499,293
                                                                      ----------
                                                                       6,831,932
                                                                      ----------
FREDDIE MAC - 22.5%
4.50%, 7/1/08, Pool # M90827                                465,356      460,557
5.125%, 2/27/09                                             900,000      898,671
4.125%, 10/18/10                                          2,750,000    2,674,434
5.125%, 11/24/10                                          1,000,000      996,220
5.40%, 3/9/11                                               700,000      699,246
5.25%, 10/6/11                                              650,000      647,284

5.50%, 2/22/13                                              950,000      945,090
4.50%, 12/15/13, Series 2723, Class AT, CMO                 267,549      261,098
5.50%, 5/15/15, Series 2808, Class VA, CMO                  820,397      825,435
5.125%, 10/15/15, Series R003, Class AG, CMO                606,513      600,381
5.50%, 3/28/16                                            1,400,000    1,405,289
5.875%, 5/15/16, Series R007, Class AC, CMO               1,415,575    1,418,816
3.50%, 12/15/22, Series 2673, Class PH, CMO                 732,822      723,024
5.50%, 10/1/25, Series 2808, Class VA, CMO                  450,295      447,805
4.50%, 6/15/27, Series 2598, Class QC, CMO                1,447,553    1,427,815
4.00%, 3/15/28, Series 2583, Class MG, CMO                  569,340      559,199
5.50%, 8/1/29, Pool # C46102                                953,169      948,164
6.86%, 5/1/31, Pool # 847292 (c)                            358,088      366,281
4.74%, 12/1/32, Pool # 847527 (c)                           598,774      602,677
5.63%, 8/1/33, Pool # 847281 (c)                            242,757      245,125
                                                                      ----------
                                                                      17,152,611
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. - 1.8%
5.00%, 5/20/31, Series 2004-19, Class PD, CMO               900,000      879,663
5.00%, 7/20/34, Series 2004-105, Class MC, CMO              500,000      474,851
                                                                      ----------
                                                                       1,354,514
                                                                      ----------
TENNESSEE VALLEY AUTHORITY - 1.4%
6.25%, 12/15/17                                           1,000,000    1,100,977
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
   (COST $39,349,604)                                                 39,021,149
                                                                      ----------
U.S. TREASURY NOTES - 7.7%
3.00%, 2/15/09                                            1,700,000    1,638,905
4.25%, 8/15/15                                            4,390,000    4,248,010
                                                                      ----------
TOTAL U.S. TREASURY NOTES
   (COST $5,871,790)                                                   5,886,915
                                                                      ----------

                                                            SHARES     VALUE($)
                                                          ---------   ----------
PREFERRED STOCKS - 2.8%
FINANCIAL - 2.8%
Aegon NV, 6.204%, 12/15/10                                   13,560      352,424
Cabco GS Cap Preferred, 4.12%, 2/15/34                       34,800      818,148
Citigroup Capital VII, 7.125%, 7/31/31                       19,000      481,650
JP Morgan Chase Capital X, 7.00%, 2/15/32                    11,000      278,520
Morgan Stanley Capital Trust II, 7.25%, 7/31/06               7,000      177,800
                                                                      ----------

TOTAL PREFERRED STOCKS
   (COST $2,126,104)                                                   2,108,542
                                                                      ----------
INVESTMENT COMPANIES - 1.7%
Fifth Third Prime Money Market Fund -
   Institutional Class                                    1,328,754    1,328,754
                                                                      ----------
TOTAL INVESTMENT COMPANIES
   (COST $1,328,754)                                                   1,328,754
                                                                      ----------
TOTAL INVESTMENT (COST $76,522,492) (A) - 99.5%                       75,785,942
                                                                      ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation .......   $   250,447
Unrealized depreciation .......    (1,678,965)
                                  -----------
Net unrealized depreciation ...   $(1,428,518)
                                  ===========

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933.

(c) Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on December 31, 2006.

See notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
LONG/SHORT FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                            SHARES     VALUE($)
                                                          ---------   ----------
COMMON STOCKS - 81.6%
BASIC MATERIALS - 3.4%
Alcoa, Inc.                                                  12,000      360,120
Coeur d'Alene Mines Corp. (b)                                30,000      148,500
Newmont Mining Corp.                                         15,000      677,250
Terra Industries, Inc. (b)                                   17,500      209,650
USEC, Inc. (b)                                               15,000      190,800
                                                                      ----------
                                                                       1,586,320
                                                                      ----------
COMMUNICATIONS - 21.7%
AT&T, Inc.                                                   19,000      679,250
BCE, Inc.                                                    45,000    1,214,999
Deutsche Telekom AG ADR                                      50,000      910,000
France Telecom SA ADR                                        26,000      720,200
Idearc, Inc. (b)                                             32,200      922,530
Nokia Corp. ADR                                              50,000    1,016,000
Nortel Networks Corp. (b)                                    12,000      320,760
SK Telecom Co. Ltd. ADR                                      20,000      529,600
Sprint Nextel Corp.                                          30,000      566,700
Tele Norte Leste Participacoes SA ADR                        32,600      486,392
Telecom Corp. of New Zealand Ltd. ADR                        12,000      323,040
Telstra Corp. Ltd. ADR                                       21,500      352,170
TIBCO Software, Inc. (b)                                     40,500      382,320
Time Warner, Inc.                                            25,000      544,500
Verizon Communications, Inc.                                 11,000      409,640
Vodafone Group PLC ADR                                       26,875      746,588
                                                                      ----------
                                                                      10,124,689
                                                                      ----------
CONSUMER CYCLICALS - 1.5%
BJ's Wholesale Club, Inc. (b)                                15,020      467,272
Brightpoint, Inc. (b)                                        16,200      217,890
                                                                      ----------
                                                                         685,162
                                                                      ----------
CONSUMER NON-CYCLICAL - 2.5%
Anheuser-Busch Cos., Inc.                                     2,000       98,400
ChoicePoint, Inc. (b)                                        10,000      393,800
The Servicemaster Co.                                        27,000      353,970
Western Union Co.                                            15,000      336,300
                                                                      ----------
                                                                       1,182,470
                                                                      ----------
ENERGY - 15.4%
CARBO Ceramics, Inc.                                         27,000    1,008,990
ConocoPhillips                                                2,000      143,900
Enbridge Energy Management LLC (b)                           15,642      758,637
Enerplus Resources Fund                                      12,000      523,320
Hess Corp.                                                    8,000      396,560
International Coal Group, Inc. (b)                           50,300      274,135
Occidental Petroleum Corp.                                   20,000      976,600
Petro-Canada                                                 20,000      820,800
Plains All American Pipeline LP                              17,500      896,000

Precision Drilling Trust                                     31,000      717,960
XTO Energy, Inc.                                             13,333      627,318
                                                                      ----------
                                                                       7,144,220
                                                                      ----------
FINANCIAL - 19.0%
American International Group, Inc.                            8,000      573,280
Axis Capital Holdings Ltd.                                   12,000      400,440
Barclays PLC ADR                                             17,000      988,380
Crescent Real Estate Equities Co.                            13,000      256,750
Education Realty Trust, Inc.                                 42,900      633,633
Everest Re Group Ltd.                                         3,500      343,385
Innkeepers USA Trust                                         35,000      542,500
IPC Holdings, Ltd.                                           27,000      849,150
The Allstate Corp.                                           22,000    1,432,420
The Progressive Corp.                                        90,000    2,179,800
Zenith National Insurance Corp.                              14,000      656,740
                                                                      ----------
                                                                       8,856,478
                                                                      ----------
HEALTH CARE - 4.8%
Biomet, Inc.                                                 11,298      466,268
Dr. Reddy's Laboratories Ltd. ADR                            25,000      455,000
Johnson & Johnson                                            10,000      660,200
Symmetry Medical, Inc. (b)                                   46,100      637,563
                                                                      ----------
                                                                       2,219,031
                                                                      ----------
INDUSTRIALS - 7.2%
Alliant Techsystems, Inc. (b)                                 8,000      625,520
Arlington Tankers Ltd.                                        6,900      161,253
Burlington Northern Santa Fe Corp.                            2,000      147,620
Eagle Materials, Inc.                                        18,000      778,140
Nordic American Tanker Shipping Ltd.                         15,900      542,985
Tyco International Ltd.                                      30,000      912,000
Union Pacific Corp.                                           1,000       92,020
Waste Management, Inc.                                        2,000       73,540
                                                                      ----------
                                                                       3,333,078
                                                                      ----------
TECHNOLOGY - 6.1%
Computer Sciences Corp. (b)                                  20,600    1,099,422
First Data Corp.                                             20,000      510,400
Kanbay International, Inc. (b)                               17,500      503,475
Oracle Corp. (b)                                             20,000      342,800
Palm, Inc. (b)                                               26,000      366,340
                                                                      ----------
                                                                       2,822,437
                                                                      ----------
TOTAL COMMON STOCKS
   (COST $34,521,613)                                                 37,953,885
                                                                      ----------

REPURCHASE AGREEMENTS - 16.9%
Bear Stearns, 4.85%, purchased 12/29/06, due 1/3/07
   with a maturity value of 7,866,561 (collateralized
   fully by U.S. Treasury Inflation Index Note,
   0.875%, 4/15/16)                                       7,861,266    7,861,266
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $7,861,266)                                                   7,861,266
                                                                      ----------

PREFERRED STOCKS - 1.9%
FINANCIAL - 1.9%
Bank One Capital Trust VI Preferred,
   7.20%, 10/15/31                                           18,600      471,882
Cabco GS Cap Preferred, 4.12%,
   2/15/34                                                   18,100      425,531
                                                                      ----------

TOTAL PREFERRED STOCKS
   (COST $901,158)                                                       897,413
                                                                      ----------
TOTAL INVESTMENT (COST $43,284,037) (A) - 100.4%                      46,712,564
                                                                      ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows :

Unrealized appreciation.......   $3,402,215
Unrealized depreciation.......     (228,983)
                                 ----------
Net unrealized appreciation...   $3,173,232
                                 ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

SECURITIES SOLD SHORT

                                                            SHARES     VALUE($)
                                                          ---------   ----------
COMMON STOCKS
COMMON STOCKS - 21.6%
COMMUNICATIONS - 3.4%
Amazon.com, Inc. (b)                                         16,000      631,360
BellSouth Corp.                                              10,000      471,100
Google, Inc., Class A (b)                                     1,000      460,480
                                                                      ----------
                                                                       1,562,940
                                                                      ----------
CONSUMER CYCLICAL - 11.1%
AnnTaylor Stores Corp. (b)                                   17,000      558,280
Best Buy Co., Inc.                                            6,250      307,438
CDW Corp.                                                     6,000      421,920
Gymboree Corp. (b)                                           14,000      534,240
Kohl's Corp. (b)                                             13,900      951,177
Limited Brands, Inc.                                         14,000      405,160
Lowe's Cos., Inc.                                            21,000      654,150
OSI Restaurant Partners, Inc.                                20,000      784,000
Starbucks Corp. (b)                                          11,000      389,620
Steelcase, Inc. Class A                                       9,800      177,968
                                                                      ----------
                                                                       5,183,953
                                                                      ----------
CONSUMER NON-CYCLICAL - 1.2%
Robert Half International, Inc.                               6,500      241,280
VistaPrint Ltd. (b)                                          10,000      331,100
                                                                      ----------
                                                                         572,380
                                                                      ----------
FINANCIAL - 1.8%
General Growth Properties, Inc.                               6,000      313,380
Simon Property Group, Inc.                                    5,100      516,579
                                                                      ----------
                                                                         829,959
                                                                      ----------
INDUSTRIAL - 0.2%
Landstar System, Inc.                                         2,000       76,360
                                                                      ----------
TECHNOLOGY - 3.9%
CA, Inc.                                                     20,000      453,000
Electronic Arts, Inc. (b)                                    13,079      658,658
Hewlett-Packard Co.                                           5,000      205,950
Research In Motion, Ltd. (b)                                  4,000      511,120
                                                                      ----------
                                                                       1,828,728
                                                                      ----------
TOTAL COMMON STOCKS                                                   10,054,320
                                                                      ----------
TOTAL INVESTMENTS (PROCEEDS $9,789,101)(A) - 100.0%                   10,054,320
                                                                      ==========

See notes to Schedule of Portfolio Investments.

ORGANIZATION:

     The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following 1st Source Monogram Funds (individually a "Fund," collectively the "Funds"):

FUND                                          SHORT NAME
----                                          ----------
1st Source Monogram Income Equity Fund        Income Equity Fund
1st Source Monogram Diversified Equity Fund   Diversified Equity Fund
1st Source Monogram Special Equity Fund       Special Equity Fund
1st Source Monogram Income Fund               Income Fund
1st Source Monogram Long/Short Fund           Long/Short Fund

     Financial statements for all other series of the Group are published separately.

     Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group enters into contracts with their vendors and others that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

     Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

REPURCHASE AGREEMENTS:

     The Funds may enter into repurchase agreements with a bank or broker-dealers which 1st Source Corporation Investment Advisors, Inc., (the "Advisor"), a wholly owned subsidiary of 1st Source Bank, deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

WRITTEN OPTIONS:

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not have any option activity for the year ended June 30, 2006.

SECURITY TRANSACTIONS AND RELATED INCOME:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

SHORT SALES TRANSACTIONS:

     The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense of short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

NEW ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements has not yet been determined.

     In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                          SIGNAL LARGE CAP GROWTH FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2006

                                   (UNAUDITED)

   SHARES
OR PRINCIPAL
 AMOUNT ($)                                                           VALUE ($)
------------                                                         -----------
               COMMON STOCKS -- 97.3%
               AEROSPACE/DEFENSE -- 1.3%
       7,800   United Technologies Corp.                                 487,656
                                                                     -----------
               BANKING -- 6.2%
      20,000   Bank of America Corp.                                   1,067,800
      14,200   Zions Bancorp                                           1,170,648
                                                                     -----------
                                                                       2,238,448
                                                                     -----------
               BUSINESS SERVICES -- 4.0%
      11,000   Jacobs Engineering Group, Inc. (b)                        896,940
      22,000   Staples, Inc.                                             587,400
                                                                     -----------
                                                                       1,484,340
                                                                     -----------
               COMMUNICATIONS EQUIPMENT -- 5.8%
      47,700   Cisco Systems, Inc. (b)                                 1,303,641
      18,300   Harris Corp.                                              839,238
                                                                     -----------
                                                                       2,142,879
                                                                     -----------
               COMPUTER HARDWARE -- 1.2%
       4,700   International Business Machines Corp.                     456,605
                                                                     -----------
               EDUCATIONAL SERVICES -- 1.2%
               PUERTO RICO -- 1.2%
      11,500   Bright Horizons Family Solutions Inc. (b)                 444,590
                                                                     -----------
               ELECTRONICS -- 3.0%
      10,400   Emerson Electric Co.                                      458,328
       8,000   L-3 Communications Holdings, Inc.                         654,240
                                                                     -----------
                                                                       1,112,568
                                                                     -----------
               FARM & GARDEN MACHINERY -- 1.8%
       7,000   Deere & Co.                                               665,490
                                                                     -----------
               FINANCE - INVESTMENT BANKERS AND BROKERS -- 8.2%
       7,000   Franklin Resources, Inc.                                  771,190
       5,000   Goldman Sachs Group, Inc.                                 996,750
      20,000   UBS AG-ADR                                              1,206,600
                                                                     -----------
                                                                       2,974,540
                                                                     -----------

               GENERAL MERCHANDISE -- 2.0%
      13,200   Target Corp.                                              753,060
                                                                     -----------
               HEALTHCARE - EQUIPMENT -- 2.1%
      14,000   Stryker Corp.                                             771,540
                                                                     -----------
               HEALTHCARE SERVICES -- 3.3%
      15,000   Caremark Rx, Inc.                                         856,650
       6,000   Covance, Inc. (b)                                         353,460
                                                                     -----------
                                                                       1,210,110
                                                                     -----------
               HOUSEHOLD PRODUCTS -- 2.0%
      17,000   Church & Dwight Co., Inc.                                 725,050
                                                                     -----------
               INDUSTRIAL CONGLOMERATES -- 1.2%
      12,000   General Electric Co.                                      446,520
                                                                     -----------
               INDUSTRIAL GASES -- 2.1%
      13,100   Praxair, Inc.                                             777,223
                                                                     -----------
               INSURANCE - LIFE -- 3.6%
      22,500   MetLife, Inc.                                           1,327,725
                                                                     -----------
               INSURANCE-MULTI-LINE -- 3.0%
       4,500   American International Group, Inc.                        322,470
      10,000   Wellpoint, Inc. (b)                                       786,900
                                                                     -----------
                                                                       1,109,370
                                                                     -----------
               MACHINERY - INDUSTRIAL -- 2.0%
      10,400   Danaher Corp.                                             753,376
                                                                     -----------
               MANUFACTURING - MACHINERY -- 1.2%
      10,000   Thermo Electron Corp. (b)                                 452,900
                                                                     -----------
               OIL & GAS - INTEGRATED -- 4.3%
       7,000   BP PLC - ADR                                              469,700
      14,300   Exxon Mobil Corp.                                       1,095,809
                                                                     -----------
                                                                       1,565,509
                                                                     -----------
               OIL & GAS EXPLORATION SERVICES -- 6.0%
      23,000   Noble Energy, Inc.                                      1,128,610
      26,000   Smith International, Inc.                               1,067,820
                                                                     -----------
                                                                       2,196,430
                                                                     -----------
               PERSONAL PRODUCTS -- 2.9%
      16,600   Procter & Gamble Co.                                    1,066,882
                                                                     -----------
               PHARMACEUTICALS -- 4.4%
       5,200   Barr Laboratories, Inc. (b)                               260,624
      10,000   Johnson & Johnson                                         660,200
      12,500   Novartis AG - ADR                                         718,000
                                                                     -----------
                                                                       1,638,824
                                                                     -----------

               PREPACKAGED SOFTWARE -- 2.9%
      20,700   Fiserv, Inc. (b)                                        1,085,094
                                                                     -----------
               REAL ESTATE INVESTMENT TRUSTS -- 2.5%
      15,000   Prologis Trust                                            911,550
                                                                     -----------
               RETAIL - COMPUTER/ELECTRONICS -- 1.9%
      14,400   Best Buy Co., Inc.                                        708,336
                                                                     -----------
               RETAIL - DRUGS -- 1.9%
      15,300   Walgreen Co.                                              702,117
                                                                     -----------
               RETAIL - RESTAURANTS -- 2.2%
      18,000   McDonald's Corp.                                          797,940
                                                                     -----------
               SOFT DRINKS -- 2.7%
      15,900   PepsiCo, Inc.                                             994,545
                                                                     -----------
               SYSTEMS SOFTWARE -- 3.7%
      19,000   Microsoft Corp.                                           567,340
      15,000   SAP AG - ADR                                              796,500
                                                                     -----------
                                                                       1,363,840
                                                                     -----------
               TRANSPORTATION SERVICES -- 2.4%
      11,800   Burlington Northern Santa Fe Corp.                        870,958
                                                                     -----------
               UTILITIES - ELECTRIC -- 3.4%
       6,400   Entergy Corp.                                             590,848
      11,900   FPL Group, Inc.                                           647,598
                                                                     -----------
                                                                       1,238,446
                                                                     -----------
               WIRELESS EQUIPMENT -- 0.9%
      16,700   Motorola, Inc.                                            343,352
                                                                     -----------
               TOTAL COMMON STOCKS
                  (cost - $27,287,407)                                35,817,813
                                                                     -----------
               INVESTMENT COMPANIES -- 2.3%
     850,027   Huntington Money Market Fund - Trust Class                850,027
                                                                     -----------
               TOTAL INVESTMENT COMPANIES
                  (cost - $850,027)                                      850,027
                                                                     -----------
               Total Investments - 99.6%
                  (cost - $28,137,434)**                             $36,667,840
                                                                     ===========

Percentages indicated are based on net assets.

*    Non-income producing securities.

** Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $8,688,498
Unrealized depreciation         (160,687)
                              ----------
Net unrealized appreciation   $8,527,811
                              ==========

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

                               SIGNAL INCOME FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2006
                                   (UNAUDITED)

   SHARES
OR PRINCIPAL                                                                    INTEREST   MATURITY
 AMOUNT ($)                                                                       RATE       DATE        VALUE
------------                                                                    --------   --------   -----------
               CORPORATE BONDS -- 25.5%
               AEROSPACE/DEFENSE -- 0.8%
     750,000   General Dynamics Corp.                                               4.50%   8/15/10       734,072
                                                                                                      -----------
               BANKING -- 6.2%
     500,000   Bank of America Corp.                                                5.38    6/15/14       499,828
     500,000   Credit Suisse First Boston USA, Inc.                                 4.63    1/15/08       496,937
     105,000   First Union National Bank, BKNT                                      5.80    12/1/08       106,098
     300,000   MBNA Bank                                                            5.38    1/15/08       299,589
     500,000   MBNA Bank                                                            6.13     3/1/13       519,174
     500,000   National City Corp.                                                  4.50    3/15/10       486,651
     750,000   U.S. Bancorp                                                         3.95    8/23/07       743,433
   1,000,000   Washington Mutual Bank                                               5.50    1/15/13       995,881
   1,000,000   Washington Mutual Bank                                               5.65    8/15/14     1,001,383
     500,000   Wells Fargo Co.                                                      3.50     4/4/08       489,647
                                                                                                      -----------
                                                                                                        5,638,621
                                                                                                      -----------
               BREWERY -- 0.5%
     500,000   Anheuser Busch                                                       4.70    4/15/12       483,975
                                                                                                      -----------
               DEPARTMENT STORES -- 0.8%
     750,000   Target Corp.                                                         5.88     3/1/12       770,882
                                                                                                      -----------
               ELECTRIC & ELECTRONIC EQUIPMENT -- 1.4%
   1,300,000   General Electric Co.                                                 5.00     2/1/13     1,285,571
                                                                                                      -----------
               FINANCIAL SERVICES -- 10.1%
     500,000   American General Finance Corp.                                       4.00    3/15/11       474,702
     500,000   Associates Corp.                                                     6.88   11/15/08       513,545
     500,000   Bear Stearns Co., Inc.                                               4.50   10/28/10       487,434
     500,000   Boeing Capital Corp.                                                 5.80    1/15/13       513,280
     750,000   Countrywide Financial                                                4.25   12/19/07       742,009
     345,000   General Electric Capital Corp., MTN                                  6.13    2/22/11       356,627
      75,000   Goldman Sachs Group, Inc.                                            6.88    1/15/11        79,393
     500,000   Goldman Sachs Group, Inc.                                            5.70     9/1/12       509,218
     400,000   Goldman Sachs Group, Inc.                                            5.15    1/15/14       394,042
     250,000   Household Finance Corp.                                              8.00    7/15/10       271,575
     500,000   Household Finance Corp.                                              4.75    7/15/13       484,831
      20,000   J.P. Morgan & Co., Inc.                                              5.75   10/15/08        20,104
     155,000   J.P. Morgan & Co., Inc., MTN                                         6.00    1/15/09       157,204

     395,000   J.P. Morgan Chase & Co.                                              6.13    11/1/08       400,872
     500,000   J.P. Morgan Chase & Co.                                              5.75     1/2/13       508,853
     500,000   J.P. Morgan Chase & Co.                                              5.25     5/1/15       491,700
     500,000   Morgan Stanley                                                       3.63     4/1/08       489,883
     400,000   Morgan Stanley                                                       4.25    5/15/10       386,562
   1,000,000   Prudential Financial, Inc.                                           4.50    7/15/13       952,899
     500,000   SLM Corp.                                                            5.38    1/15/13       498,517
     500,000   SLM Corp.                                                            5.38    5/15/14       496,032
                                                                                                      -----------
                                                                                                        9,229,282
                                                                                                      -----------
               FOOD PRODUCTS & SERVICES -- 0.3%
     300,000   Kraft Foods, Inc.                                                    4.00    10/1/08       293,409
                                                                                                      -----------
               INSURANCE -- 1.1%
   1,000,000   Everest Reinsurance Holding                                          5.40   10/15/14       979,329
                                                                                                      -----------
               INSURANCE - LIFE -- 0.6%
     513,000   Lincoln National Corp.                                               6.50    3/15/08       517,963
                                                                                                      -----------
               INVESTMENT MANAGEMENT AND
               ADVISORY SERVICES -- 0.5%
     500,000   FMR Corp.*                                                           4.75     3/1/13       484,780
                                                                                                      -----------
               RESTAURANTS -- 1.2%
     800,000   Darden Restaurants                                                   4.88    8/15/10       781,212
     280,000   McDonald's Corp.                                                     6.00    4/15/11       287,025
                                                                                                      -----------
                                                                                                        1,068,237
                                                                                                      -----------
               RETAIL -- 0.2%
     200,000   Sherwin-Williams Co.                                                 6.85     2/1/07       200,038
                                                                                                      -----------
               UTILITIES - ELECTRIC -- 1.8%
     950,000   National Rural Utilities                                             3.25    10/1/07       934,849
     200,000   Tennessee Valley Authority, Series A                                 5.63    1/18/11       204,630
     500,000   Union Electric Co.                                                   6.75     5/1/08       506,708
                                                                                                      -----------
                                                                                                        1,646,187
                                                                                                      -----------
               TOTAL CORPORATE BONDS
                  (cost - $23,752,593)                                                                 23,332,346
                                                                                                      -----------
               U.S. GOVERNMENT AGENCIES -- 63.6%
   1,000,000   Fannie Mae                                                           3.63    7/27/07       990,912
   1,000,000   Fannie Mae                                                           4.00     9/2/08       981,353
     250,000   Fannie Mae                                                           5.25    1/15/09       251,070
     500,000   Fannie Mae, Callable 11/30/07 @ 100                                  4.00   11/30/09       486,706
     200,000   Fannie Mae                                                           4.25    7/28/10       194,916
     150,000   Fannie Mae                                                           6.25     2/1/11       156,321
   1,000,000   Fannie Mae                                                           4.55     3/9/11       977,993
     750,000   Fannie Mae                                                           5.38   11/15/11       764,324

     100,000   Fannie Mae                                                           5.25     8/1/12       100,486
     300,000   Fannie Mae                                                           5.00    4/15/13       293,886
     500,000   Fannie Mae                                                           4.63   10/15/14       488,374
     500,000   Fannie Mae                                                           5.31    11/3/14       490,912
     458,698   Fannie Mae                                                           5.00    6/25/16       449,697
     800,000   Fannie Mae, Callable 4/26/10 @ 100                                   5.00    4/26/17       771,669
     838,843   Fannie Mae                                                           5.67    2/25/20       835,594
     669,000   Fannie Mae                                                           5.25    3/11/22       630,015
     306,000   Fannie Mae                                                           5.00    6/16/28       277,586
     436,907   Fannie Mae                                                           4.50    6/25/33       418,915
     303,224   Fannie Mae                                                           5.00    3/25/34       298,424
     750,000   Federal Farm Credit Bank                                             5.20    2/24/10       745,270
     420,000   Federal Farm Credit Bank                                             5.81    1/10/11       432,708
     750,000   Federal Farm Credit Bank                                             4.65   11/29/11       732,431
     250,000   Federal Farm Credit Bank                                             5.22   10/20/14       244,839
   2,000,000   Federal Farm Credit Bank                                             5.20    3/21/16     2,029,573
     500,000   Federal Farm Credit Bank                                             5.63   10/19/20       486,192
   2,000,000   Federal Farm Credit Bank                                             5.30    8/25/26     2,011,179
     800,000   Federal Home Loan Bank                                               4.50     6/6/08       792,639
     500,000   Federal Home Loan Bank                                               4.05    8/13/08       491,952
   1,065,000   Federal Home Loan Bank, Series 100                                   5.80     9/2/08     1,075,181
     325,000   Federal Home Loan Bank, Series 8D08                                  5.25   11/14/08       325,926
     500,000   Federal Home Loan Bank                                               5.40   12/11/08       498,237
     875,000   Federal Home Loan Bank                                               5.49   12/22/08       879,974
     400,000   Federal Home Loan Bank                                               4.28   10/30/09       391,740
     200,000   Federal Home Loan Bank, Series 5                                     4.50    3/30/10       198,706
   1,250,000   Federal Home Loan Bank, Series 1                                     4.75    3/30/10     1,233,185
     550,000   Federal Home Loan Bank                                               4.00    4/22/10       534,296
   1,500,000   Federal Home Loan Bank                                               5.00     8/9/10     1,481,010
     750,000   Federal Home Loan Bank                                               5.20   10/28/10       744,415
     500,000   Federal Home Loan Bank                                               5.00    2/24/11       498,577
     100,000   Federal Home Loan Bank, Series 1N11                                  6.00    5/13/11       104,329
   1,000,000   Federal Home Loan Bank                                               5.00     8/3/11       985,975
   1,000,000   Federal Home Loan Bank, Callable 2/16/07 @ 100                       4.75    2/16/12       976,064
     500,000   Federal Home Loan Bank                                               5.00    2/21/12       492,026
   1,200,000   Federal Home Loan Bank                                               5.25     5/3/12     1,185,193
     200,000   Federal Home Loan Bank                                               4.75   10/29/13       197,415
     500,000   Federal Home Loan Bank                                               4.25    1/30/15       496,617
   1,000,000   Federal Home Loan Bank                                               5.74    4/20/15       990,336
   2,000,000   Federal Home Loan Bank                                               5.20    4/23/18     1,914,555
     500,000   Federal Home Loan Bank                                               4.00    6/26/18       482,885
     500,000   Federal Home Loan Bank                                               5.65    3/22/19       487,933
     500,000   Federal Home Loan Bank, Callable 11/4/09 @ 100                       5.30    11/4/19       480,785
     500,000   Federal Home Loan Bank                                               5.85   12/27/19       489,844
   2,000,000   Federal Home Loan Bank                                               5.40   12/30/19     2,043,107
     200,000   Freddie Mac                                                          3.25    3/14/08       195,582
      50,000   Freddie Mac                                                          5.75    4/15/08        50,370
     750,000   Freddie Mac                                                          4.85    12/1/09       742,640
       3,455   Freddie Mac                                                          3.75    4/15/11         3,448
   1,000,000   Freddie Mac                                                          6.25     3/5/12     1,001,493

     750,000   Freddie Mac, Callable 11/5/07 @ 100                                  5.25    11/5/12       742,609
   1,500,000   Freddie Mac                                                          4.80    7/30/13     1,445,108
     500,000   Freddie Mac                                                          5.13     8/6/13       490,580
   1,500,000   Freddie Mac, Callable 1/30/07 @ 100                                  5.00    1/30/14     1,493,628
     895,000   Freddie Mac                                                          5.00    8/26/14       886,080
   1,500,000   Freddie Mac                                                          4.00   10/14/14     1,482,242
     500,000   Freddie Mac                                                          5.00   10/27/14       494,869
     750,000   Freddie Mac                                                          5.00   11/13/14       750,921
   1,000,000   Freddie Mac                                                          5.40    9/22/15       979,652
   1,500,000   Freddie Mac                                                          5.00   10/20/16     1,442,960
   2,000,000   Freddie Mac                                                          5.00    2/13/18     1,969,281
     500,000   Freddie Mac                                                          4.50    7/15/18       476,994
     496,000   Freddie Mac                                                          5.00    7/30/18       471,393
   1,000,000   Freddie Mac                                                          4.13     8/1/18       978,683
   1,500,000   Freddie Mac                                                          5.00    1/15/19     1,487,957
   1,135,000   Freddie Mac                                                          5.00    6/11/21     1,055,215
     343,652   Freddie Mac                                                          4.75    3/15/22       336,890
   1,458,800   Freddie Mac                                                          5.00    8/15/27     1,444,646
     529,864   Freddie Mac, Series 2664                                             5.00    4/15/30       524,099
     253,613   Freddie Mac                                                          5.50   10/15/31       253,383
                                                                                                      -----------
               TOTAL U.S. GOVERNMENT AGENCIES
                  (cost - $58,779,690)                                                                 58,214,970
                                                                                                     ------------
               U.S. TREASURY SECURITIES -- 7.6%
   3,000,000   U.S. Treasury Notes                                                  3.63    1/15/10     2,907,422
     150,000   U.S. Treasury Notes                                                  3.50    2/15/10       144,727
     500,000   U.S. Treasury Notes                                                  4.00    3/15/10       489,512
     500,000   U.S. Treasury Notes                                                  4.50    2/28/11       496,309
   1,750,000   U.S. Treasury Notes                                                  4.00   11/15/12     1,689,638
     200,000   U.S. Treasury Notes                                                  4.75    5/15/14       200,516
     750,000   U.S. Treasury Notes                                                  4.25   11/15/14       727,559
     250,000   U.S. Treasury Notes                                                  1.63    1/15/15       248,690
                                                                                                      -----------
               TOTAL U.S. TREASURY SECURITIES
                  (cost - $7,106,680)                                                                   6,904,373
                                                                                                      -----------
               INVESTMENT COMPANIES -- 2.2%
   1,979,582   Huntington Money Market Fund - Trust Class                                               1,979,582
                                                                                                      -----------
               TOTAL INVESTMENT COMPANIES
                  (cost - $1,979,582)                                                                   1,979,582
                                                                                                      -----------
               Total Investments - 98.9%
                  (cost - $91,618,545)**                                                              $90,431,271
                                                                                                      ===========

----------
Percentages indicated are based on net assets.

* Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines established by the Board of Trustees.

** Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation       $   273,189
Unrealized depreciation        (1,460,463)
                              -----------
Net unrealized appreciation   $(1,187,274)
                              ===========

BKNT - Bank Note
MTN - Medium Term Note

See notes to Schedule of Portfolio Investments.

                          SIGNAL TAX-EXEMPT INCOME FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2006
                                   (UNAUDITED)

 SHARES OR
 PRINCIPAL                                               INTEREST   MATURITY
AMOUNT ($)                                                 RATE       DATE       VALUE ($)
----------                                               --------   --------   -----------
             MUNICIPAL BONDS -- 98.4%
             ALABAMA -- 1.1%
   210,000   Daphne Alabama, GO, Callable 2/1/13           4.00%      8/1/14       212,709
             @ 100, Insured by: AMBAC
                                                                               -----------
             CALIFORNIA -- 1.3%
   250,000   La Mirada California Redevelopment            4.25      8/15/19       253,238
             Agency, Callable 8/15/14 @ 100,
             Insured by: FSA
                                                                               -----------
             FLORIDA -- 3.4%
   380,000   Hillsborough County Florida Individual        5.00      10/1/07       383,367
             Development  Authority
   300,000   Lake County Florida School Board Corp.        3.90       6/1/17       296,199
                                                                               -----------
                                                                                   679,566
                                                                               -----------
             ILLINOIS -- 2.6%
    20,000   Du Page County Illinois High School           5.05      12/1/14        20,258
             District
   180,000   Du Page County Illinois High School           5.05      12/1/14       182,225
             District
   300,000   Northlake Illinois, Series A, GO,             5.00       6/1/14       307,224
             Callable 12/1/08 @ 100, Insured by:
             AMBAC
                                                                               -----------
                                                                                   509,707
                                                                               -----------
             INDIANA -- 56.6%
   200,000   Anderson Indiana School Building              4.00      7/15/15       203,034
             Corp., Insured by: FSA
   260,000   Bloomington Indiana Municipal                 4.80       8/1/12       265,286
             Facilities Corp., Callable 2/1/08 @ 101
   200,000   Carmel Indiana Redevelopment                  4.25       8/1/11       204,756
             Authority, Insured by: MBIA
   380,000   Center Grove Indiana Building Corp.,          3.50      1/15/11       377,457
             Insured by: FGIC
   150,000   Clarksville Indiana High School               5.00      7/15/14       154,338
             Building Corp., Callable 7/15/08 @ 101,
             Insured by: MBIA
   200,000   Crown Point Indiana Multi-School              4.80      1/15/14       207,040

             Building Corp., Callable 7/15/09 @ 101,
             Insured by: MBIA
   295,000   Delaware County Indiana Edit Corp.,           5.00      12/1/12       301,425
             Callable 12/1/07 @ 101, Insured by:
             MBIA
   125,000   Eagle Union Middle School Building            4.85       7/5/15       130,438
             Corp. Indiana, Callable 7/5/11 @ 100,
             Insured by: AMBAC
   300,000   East Washington Indiana Multi School          3.90      7/15/14       302,730
             Building Corp., Insured by : MBIA
   295,000   Elkhart Indiana Community Schools,            4.30      7/15/18       300,319
             Callable ON 7/15/14, 7/15/15
   100,000   Fall Creek Indiana Regulatory Waste           4.70       3/1/13       103,544
             District, Callable 9/1/10 @ 100, Insured
             by: MBIA
   165,000   Fort Wayne Indiana Stormwater                 4.00       8/1/13       167,572
             Managemet District Revenue, Insured by
             : MBIA
   260,000   Greencastle Indiana Multi-School              4.10      1/10/13       265,015
             Building Corp., Callable 7/10/12 @100,
             Insured by: FGIC
   300,000   Greencastle Indiana Waterworks                4.25       7/1/13       308,421
             Revenue, Callable 1/1/12 @ 100,
             Insured by: MBIA
   275,000   Indiana Bank Revenue, Insured by: MBIA        4.00       4/1/09       276,983
   290,000   Indiana Bank Revenue, Series A,               4.60       2/1/13       299,005
             Callable 2/1/09 @ 102, Insured by: FSA
   200,000   Indiana Bank Revenue                          4.80       2/1/13       204,278
    70,000   Indiana Health Facilities Financing           5.50      2/15/10        72,128
             Authority, Callable 8/15/07 @ 102,
             Insured by: RADIAN
   325,000   Indiana State Educatonal Facilities           4.95     10/15/12       334,281
             Authority, Callable 10/15/08 @ 101
   200,000   Indiana State Financial Authority             4.00       2/1/16       202,580
             Revenue
   300,000   Indiana State Office Building                 4.70       7/1/11       307,005
             Community Facilities, Series A, Callable
             7/1/08 @ 101
   100,000   Johnson County Indiana, GO, Insured           4.10      7/15/07       100,265
             by: FSA
   265,000   LA Porte Indiana Multi School Building        4.00      1/15/10       268,318
             Corp., Insured by: FSA
   305,000   Lafayette Indiana Redevelopment               3.75       8/1/13       304,640
             Authority, Callable 2/1/13 @ 100
   455,000   Lafayette Indiana Sewer Works                 4.15       1/1/19       458,335
   300,000   Lafayette Indiana Sewer Works                 4.25       7/1/20       301,455
    75,000   Marion County Indiana Convention and          5.00       6/1/12        77,078
             Recreational Facilities Authority,
             Series A, Callable 6/1/08 @ 101
   275,000   Mitchell Indiana Multi-School Building        4.65       7/5/13       289,328

             Corp.
   150,000   Mt. Vernon of Hancock County Indiana          4.70      1/15/12       156,266
             Multi-School Building Corp., Series B,
             Callable 7/15/11 @ 100, Insured by:
             AMBAC
   200,000   Munster Indiana School Building Corp.,        4.60       7/5/10       204,698
             Callable 7/5/08 @ 101, Insured by: FSA
   265,000   Nobelsville Indiana Redevelopment             4.00       8/1/08       266,079
             Authority
   400,000   North Montgomery Indiana High                 5.05      7/15/15       419,127
             School Building Corp., Callable 1/15/11
             @ 100, Insured by: FGIC
   100,000   Northwest Allen County Indiana Middle         4.75      1/15/12       103,142
             School Building Corp., Callable 1/15/09
             @ 101, Insured by: MBIA
   240,000   Perry Township Indiana Multi-School           4.63      1/15/15       249,067
             Building Corp., Callable 7/15/10 @101,
             Insured by: FGIC
   300,000   Porter County Indiana Jail Building           5.00      7/10/16       314,430
             Corp., Callable 7/10/11 @ 100, Insured
             by: FSA
   275,000   Princeton Indiana Sewer Works                 4.50       5/1/13       275,627
             Revenue, Callable 5/1/09 @ 101
    50,000   Purdue University Indiana Certificates        4.50       7/1/09        50,539
             Participation, Callable 7/1/08 @ 100
   200,000   Perdue University Indiana, University         4.00       7/1/12       202,758
             Revenue
   250,000   Rochester Indiana Community School            5.00      7/15/13       259,670
             Building Corp., Callable 7/15/08 @ 102,
             Insured by: AMBAC
   200,000   South Bend Indiana Community                  4.60       7/1/13       206,098
             School Building Corp., Callable 1/1/10
             @ 101, Insured by: FSA
   225,000   South Bend Indiana Community                  5.10       7/1/17       235,274
             School Building Corp., Callable 1/1/10
             @ 101, Insured by: FSA
   400,000   Sunman-Dearbon Indiana High School            4.00      7/15/12       406,147
             Building Corp., Insured by: MBIA
   125,000   Terre Haute Indiana San District, GO,         4.60       7/1/10       127,575
             Callable 1/1/07 @ 102, Insured by:
             AMBAC
   300,000   Terre Haute Indiana San District,             4.00       7/1/17       301,428
             Callable 1/1/15 @ 100, Insured by:
             AMBAC
   200,000   Vinton-Tecumseh Indiana School                5.00       7/5/13       204,584
             Building Corp., Callable 1/5/08 @ 101,
             Insured by: SAW
   300,000   Warren Township Indiana School                5.00       7/5/14       308,577
             Building Corp., Callable 7/5/08 @ 101,
             Insured by: FSA

   275,000   Whitley County Indiana Middle School          4.80      1/10/11       282,513
             Building Corp., Callable 7/10/08 @ 101,
             Insured by: FSA
                                                                               -----------
                                                                                11,360,653
                                                                               -----------
             KENTUCKY -- 3.7%
   250,000   Jessamine County Kentucky School              4.00       1/1/14       254,738
             District, Insured by: AMBAC
   300,000   Kentucky Interlocal School Transportation     3.75       3/1/15       298,320
             Association, Equipment Lease Revenue
   185,000   Kentucky Rural Water Financial Corp.,         3.88       2/1/14       186,994
             Series C, Callable 2/01/12 @ 101,
             Insured by: MBIA
                                                                               -----------
                                                                                   740,052
                                                                               -----------
             MICHIGAN -- 3.6%
   250,000   Green Oak Township Michigan - Sewer,          4.00       5/1/17       251,540
             GO, Callable 5/1/12 @ 100, Insured by:
             MBIA
   300,000   Macomb Township Michigan Building             4.75       4/1/16       312,723
             Authority, GO, Callable 4/1/11 @ 100,
             Insured by: AMBAC
   150,000   Michigan Higher Education Facilities          5.00      12/1/20       155,819
             Authority Revenue, Callable 12/1/12 @
             100
                                                                               -----------
                                                                                   720,082
                                                                               -----------
             MISSOURI -- 2.6%
   200,000   Creve Coeur Missouri, SO                      3.50       1/1/13       197,762
   300,000   Jefferson County Missouri School              4.35       3/1/16       310,623
             District, GO, Callable 3/1/14 @ 100,
             Insured by: MBIA
                                                                               -----------
                                                                                   508,385
                                                                               -----------
             NEVADA -- 1.3%
   250,000   University of Nevada Community                4.45       7/1/12       256,860
             College, Series A, Callable 7/1/11 @
             100, Insured by: FGIC
                                                                               -----------
             NEW YORK -- 2.2%
   400,000   New York General Obligation Unlimited         5.00       8/1/18       430,560
                                                                               -----------
             NORTH CAROLINA -- 1.5%
   300,000   Davie County NC                               3.75       6/1/11       300,354
                                                                               -----------
             NORTH DAKOTA -- 1.5%

   300,000   North Dakota State Building Authority         3.70      12/1/15       296,850
             Lease Revenue, Callable 12/1/13 @ 100

             OHIO -- 1.3%
   250,000   Akron Ohio Package Facility Project,          3.50      12/1/10       248,640
             Series A, Insured by: AMBAC
                                                                                ----------
             PENNSYLVANIA -- 1.8%
   150,000   Pennsylvania State Higher Educational         5.38       7/1/23       157,899
             Facilities Authority College & University
             Revenue, Callable 7/1/11 @ 100,
             Insured by: ASST GTY

             TEXAS -- 2.9%
                                                                                ----------
   350,000   Brownsville Texas, GO, Callable               4.00      2/15/17       349,989
             2/15/14 @ 100, Insured by: AMBAC
   225,000   Keller Texas, Insured by: MBIA                3.75      2/15/11       225,590
                                                                                ----------
                                                                                   575,579
                                                                                ----------
             UTAH -- 2.5%
   200,000   South Davis Recreation District Utah,         4.38       1/1/20       203,716
             Callable 1/1/15 @ 100, Insured by: XLCA
   300,000   Utah State Building Ownership                 3.25      5/15/09       294,939
             Authority Lease Revenue
                                                                                ----------
                                                                                   498,655
                                                                                ----------
             WASHINGTON -- 4.7%
   300,000   Seattle Washington Municipal Light            3.25       8/1/11       291,648
             and Power Revenue, Insured by: FSA
   300,000   Washington State, Series 2003A, GO,           5.00       7/1/14       318,609
             Callable 7/1/12 @ 100
   300,000   Washington State, Callable 4/1/14 @ 100,      4.25      10/1/15       307,887
             Insured by: MBIA
                                                                                ----------
                                                                                   918,144
                                                                                ----------
             WISCONSIN -- 3.8%
   400,000   Chilton Wisconsin School District,            4.00       4/1/13       403,939
             Callable 4/1/12, Insured by: FGIC
    50,000   Elmbrook Wisconsin School District,           4.13       4/1/15        50,456
             GO, Callable 4/1/12 @ 100
   295,000   Green Bay Wisconsin Area Public               3.38       4/1/10       290,770
             School District, Insured by: FGIC,
             Series B
                                                                                ----------
                                                                                   745,165
                                                                                ----------
             TOTAL MUNICIPAL BONDS
                (cost - $19,163,308)                                            19,413,098
                                                                                ----------

             MONEY MARKET -- 0.6%
   126,006   Fidelity Institutional Tax-Exempt
             Portfolio                                                             126,006
                                                                                ----------
             TOTAL MONEY MARKET
                (cost - $126,006)                                                  126,006
                                                                                ----------
             Total Investments - 99.0%
                (cost - $19,289,314)*                                          $19,539,104
                                                                               ===========

----------
Percentages indicated are based on net assets.

* Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $321,644
Unrealized depreciation        (71,854)
                              --------
Net unrealized appreciation   $249,790
                              ========

AMBAC - AMBAC Indemnity Corp.
ASST GTY - Asset Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GO - General Obligation
MBIA - Municipal Bond Insurance Assoc.
RADIAN - RADIAN Guaranty, Inc.
SAW - State Aid Withholding
SO - Special Obligation
XLCA - XL Capital Assurance, Inc.

See notes to Schedule of Portfolio Investments.

                            SIGNAL MONEY MARKET FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2006
                                   (UNAUDITED)

 SHARES OR
 PRINCIPAL                                            INTEREST   MATURITY
AMOUNT ($)                                              RATE       DATE      VALUE ($)
----------                                            --------   --------   ----------
             ASSET BACKED SECURITIES -- 25.7%
             FINANCE SERVICES -- 25.7%
 2,000,000   Amsterdam Funding *(a)                     5.28%     1/16/07     1,995,600
 2,000,000   Barton Capital, LLC. *(a)                  5.26      1/3/07      1,999,416
 2,074,000   Fountain Square *(a)                       5.25      1/16/07     2,069,463
 1,000,000   Grampian Funding, LLC. *(a)                5.25      2/15/07       993,438
 2,750,000   Kitty Hawk Funding *(b)                    5.30      1/18/07     2,743,117
 3,000,000   Old Line Funding, Corp. *(a)(b)            5.31      1/22/07     2,990,707
 1,200,000   Sheffield Receivables *(a)                 5.26      1/4/07      1,199,474
 2,100,000   Stratford Recievables *(a)(b)              5.28      1/5/07      2,098,768
 1,700,000   Thames Asset Global *(a)                   5.30      1/5/07      1,698,999
 2,500,000   Windmill Funding, Corp. *(a)               5.22      1/25/07     2,491,300
                                                                             ----------
             TOTAL ASSET BACKED SECURITIES
                (cost - $20,280,282)                                         20,280,282
                                                                             ----------
             CERTIFICATES OF DEPOSIT -- 16.1%
             FOREIGN BANK & BRANCHES & AGENCIES
              -- 12.3%
 2,000,000   BNP Paribas                                5.32      2/14/07     2,000,000
 1,800,000   CIBC                                       5.28      3/13/07     1,800,000
 1,000,000   Deutsche Bank Finland                      5.39     10/16/07     1,000,000
 1,500,000   Societe Generale                           5.25       1/8/07     1,498,469
 1,900,000   Societe Generale                           5.29      2/26/07     1,900,000
 1,500,000   Toronto Dominion                           5.32      3/12/07     1,500,000
                                                                             ----------
                                                                              9,698,469
                                                                             ----------
             NATIONAL BANKS, COMMERCIAL -- 3.8%
 2,000,000   Chase Manhattan                            5.29      1/19/07     2,000,000
 1,000,000   Wells Fargo Bank                           5.43      3/23/07     1,000,234
                                                                             ----------
                                                                              3,000,234
                                                                             ----------
             TOTAL CERTIFICATES OF DEPOSIT
                (cost - $12,698,703)                                         12,698,703
                                                                             ----------
             COMMERCIAL PAPER -- 29.3%
             BANK HOLDING COMPANIES -- 3.8%
 3,000,000   Citigroup Funding *                        5.25       1/9/07     2,996,500

             FINANCE SERVICES -- 1.4%
 1,100,000   Park Avenue                                5.24      1/24/07     1,096,317
                                                                             ----------
             FOREIGN BANK & BRANCHES & AGENCIES  -- 11.6%
 1,900,000   Abbey National NA Corp. *                  5.33       1/3/07     1,899,437
 2,500,000   Barclays US Funding, LLC. *                5.22      1/10/07     2,496,739
 2,000,000   Dexia DEL, LLC. *                          5.30      1/18/07     1,994,994
 1,000,000   Dexia DEL, LLC. *                          5.23      2/28/07       991,582
 1,800,000   HBOS Treasury Services *                   5.25      2/15/07     1,788,199
                                                                             ----------
                                                                              9,170,951
                                                                             ----------
             MOTOR VEHICLES AND CAR BODIES -- 4.6%
 1,650,000   America Honda Finance *                    5.23      1/26/07     1,644,007
 2,000,000   Toyota Motor Credit Corp. *                5.23       1/4/07     1,999,129
                                                                             ----------
                                                                              3,643,136
                                                                             ----------
             PERSONAL CREDIT INSTITUTIONS -- 4.4%
 3,500,000   General Electric Cap Corp. *               5.23      1/12/07     3,494,407
                                                                             ----------
             SECURITY BROKERS & DEALERS -- 3.5%
 1,000,000   Greenwich Capital Holdings *               5.23       1/8/07       998,983
 1,750,000   Morgan Stanley *                           5.25      2/26/07     1,735,708
                                                                             ----------
                                                                              2,734,691
                                                                             ----------
             TOTAL COMMERCIAL PAPER
                (cost - $23,136,002)                                         23,136,002
                                                                             ----------

             U.S. GOVERNMENT AGENCIES -- 14.4%
 2,000,000   Federal Farm Credit Bank**                 5.15      1/22/07     2,000,091
   500,000   Federal Home Loan Bank                     5.50      8/21/07       500,000
 1,000,000   Federal Home Loan Bank,                    5.20     10/17/07       999,381
             Callable 4/17/07 @ 100
   900,000   Federal Home Loan Bank *                   5.27     11/21/07       899,976
 1,250,000   Federal Home Loan Bank**                   4.47      2/22/07     1,250,000
 1,250,000   Federal Home Loan Bank**                   4.31       3/2/07     1,250,000
 1,500,000   Federal Home Loan Bank**                   4.26       5/4/07     1,498,897
 1,000,000   Federal Home Loan Bank**                   5.15      5/15/07       999,988
 1,100,000   Federal Home Loan Mortgage Corp.           4.75      1/22/07     1,100,000
   900,000   Federal Home Loan Mortgage Corp.,          4.80      2/20/07       900,000
                                                                             ----------

             TOTAL U.S. GOVERNMENT AGENCIES
                (cost - $11,398,333)                                         11,398,333
                                                                             ----------

             INVESTMENT COMPANIES -- 3.8%

   114,002   BlackRock Liquidity Temp Fund                                      114,002
    51,662   Goldman Sachs Financial Square Prime Obligations Fund               51,662
    92,954   Merrill Lynch Premiere Institutional Fund                           92,954
 2,771,247   Morgan Stanley Liquidity Prime Fund                              2,771,247
                                                                             ----------
             TOTAL INVESTMENT COMPANIES
                (cost - $3,029,865)                                           3,029,865
                                                                             ----------
             REPURCHASE AGREEMENTS -- 11.0%
             SECURITY BROKER & DEALERS -- 11.0%
 2,700,000   JP Morgan (Dated 12/29/06, due 1/02/07, proceeds at maturity
             $2,701,425, fully collateralized by U.S. Treasury Note
             3.875%, due 04/15/29, valued at $3,403,674)                      2,700,000

 3,000,000   Morgan (Dated 12/29/06, due 1/02/07, proceeds at maturity
             $3,001,600, fully collateralized by U.S. Treasury Note 7.5%,
             due 11/15/16, valued at $3,646,860)                              3,000,000
 3,000,000   Wachovia (Dated 12/29/06, due 1/02/07, proceeds at maturity
             $3,001,603, fully collateralized by U.S. Treasury Note
             3.875%, due 02/15/13, valued at $2,873,430)                      3,000,000
                                                                             ----------
             TOTAL REPURCHASE AGREEMENTS
                (cost - $8,700,000)                                           8,700,000
                                                                             ----------
             Total Investments - 100.3%
                (cost - $79,243,185)***                                     $79,243,185
                                                                            ===========

----------
Percentages indicated are based on net assets.

* Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective rate of the security.

** Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflect on the Schedule of Portfolio Investments is the rate in effect at December 31, 2006.

***  Cost for federal income tax purposes is the same.

(a) 4-2 security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

See notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)        DECEMBER 31, 2006

ORGANIZATION:

The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following Signal Funds (individually a "Fund," collectively the "Funds"):

FUND LEGAL NAME                       SHORT NAME
---------------                       ----------
Signal Large Cap Growth Fund          Large Cap Growth Fund
Signal Income Fund                    Income Fund
Signal Tax-Exempt Income Fund         Tax-Exempt Income Fund
Signal Money Market Fund              Money Market Fund
Signal Tax-Exempt Money Market Fund   Tax-Exempt Money Market Fund

Financial statements for all other series of the Group are published separately.

Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All short-term debt portfolio securities with a remaining maturity of 60 days or less and securities held in the Money Market Fund are valued at amortized cost method, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to maturity of the security.

Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with a bank or broker-dealers that Signal Capital Management, Inc., (the "Advisor"), a wholly owned subsidiary of Old National Trust Company, deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)        DECEMBER 31, 2006

lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

BOSTON TRUST BALANCED FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
COMMON STOCKS (74.5%)
BASIC MATERIALS (4.7%)
Air Products & Chemical, Inc.                              15,000   $  1,054,200
Donaldson Co., Inc.                                        75,000      2,603,250
Ecolab, Inc.                                               40,000      1,808,000
Sigma-Aldrich Corp.                                        30,000      2,331,600
                                                                    ------------
                                                                       7,797,050
                                                                    ------------
CAPITAL GOODS (4.6%)
Emerson Electric Co.                                       40,000      1,762,800
Illinois Tool Works, Inc.                                  60,000      2,771,400
Precision Castparts Corp.                                  40,000      3,131,200
                                                                    ------------
                                                                       7,665,400
                                                                    ------------
COMMUNICATION SERVICES (0.7%)
Idearc, Inc. (b)                                              750         21,488
Nokia Corp., ADR                                           30,000        609,600
Verizon Communications, Inc.                               15,000        558,600
                                                                    ------------
                                                                       1,189,688
                                                                    ------------
CONSUMER CYCLICALS (5.0%)
Claire's Stores, Inc.                                      20,000        662,800
Johnson Controls, Inc.                                     25,000      2,148,000
NIKE, Inc., Class B                                        10,000        990,300
Staples, Inc.                                              40,000      1,068,000
Target Corp.                                               35,000      1,996,750
The Home Depot, Inc.                                       35,000      1,405,600
                                                                    ------------
                                                                       8,271,450
                                                                    ------------
CONSUMER PRODUCTS (3.1%)
Aptargroup, Inc.                                           25,000      1,476,000
Diageo PLC,  ADR                                           20,000      1,586,200
The McGraw-Hill Cos., Inc.                                 30,000      2,040,600
                                                                    ------------
                                                                       5,102,800
                                                                    ------------
CONSUMER STAPLES (8.6%)
Clorox Co.                                                 20,000      1,283,000
Costco Wholesale Corp.                                     50,000      2,643,500
PepsiCo, Inc.                                              40,000      2,502,000
Procter & Gamble Co.                                       60,000      3,856,200
Sysco Corp.                                                50,000      1,838,000
W.W. Grainger, Inc.                                        25,000      1,748,500
Wm. Wrigley Jr. Co., Class B                                6,250        321,250
                                                                    ------------
                                                                      14,192,450
                                                                    ------------
ENERGY (8.5%)
Apache Corp.                                               15,000        997,650
BP PLC, ADR                                                30,000      2,013,000
Chevron Corp.                                              30,000      2,205,900
Exxon Mobil Corp.                                         100,000      7,663,000
XTO Energy, Inc.                                           25,000      1,176,250
                                                                    ------------
                                                                      14,055,800
                                                                    ------------

FINANCIAL SERVICES (15.8%)
American Express Co.                                       50,000      3,033,500
American International Group, Inc.                         10,000        716,600
Bank of America Corp.                                      40,000      2,135,600
Cincinnati Financial Corp.                                 50,000      2,265,500
Commerce Bancshares, Inc.                                  15,750        762,458
First Midwest Bancgroup, Inc.                              25,000        967,000
Morgan Stanley                                             20,000      1,628,600
Northern Trust Corp.                                       20,000      1,213,800
State Street Corp.                                         25,000      1,686,000
Suntrust Banks, Inc.                                       10,000        844,500
T. Rowe Price Group, Inc.                                  80,000      3,501,599
The Goldman Sachs Group, Inc.                              15,000      2,990,250
Wachovia Corp.                                             20,000      1,139,000
Wells Fargo & Co.                                          30,000      1,066,800
Wilmington Trust Corp.                                     50,000      2,108,500
                                                                    ------------
                                                                      26,059,707
                                                                    ------------
HEALTH CARE (11.5%)
Amgen, Inc. (b)                                             5,000        341,550
Becton, Dickinson & Co.                                    40,000      2,806,000
Biomet, Inc.                                               35,000      1,444,450
C.R. Bard, Inc.                                            40,000      3,318,799
Dentsply International, Inc.                               70,000      2,089,500
Henry Schein, Inc. (b)                                     25,000      1,224,500
Johnson & Johnson, Inc.                                    35,000      2,310,700
Medtronic, Inc.                                            35,000      1,872,850
Saint Jude Medical, Inc. (b)                               25,000        914,000
Stryker Corp.                                              30,000      1,653,300
UnitedHealth Group, Inc.                                   10,000        537,300
Waters Corp. (b)                                           10,000        489,700
                                                                    ------------
                                                                      19,002,649
                                                                    ------------
PRODUCER PRODUCTS  (1.8%)
Carlisle Cos., Inc.                                        15,000      1,177,500
General Electric Co.                                       50,000      1,860,500
                                                                    ------------
                                                                       3,038,000
                                                                    ------------
TECHNOLOGY (8.0%)
3M Co.                                                     15,000      1,168,950
Applied Materials, Inc.                                    75,000      1,383,750
Automatic Data Processing, Inc.                            20,000        985,000
Cisco Systems, Inc. (b)                                    75,000      2,049,750
EMC Corp. (b)                                              40,000        528,000
International Business Machines Corp.                      10,000        971,500
Microsoft Corp.                                           135,000      4,031,100
Oracle Corp. (b)                                          125,000      2,142,500
                                                                    ------------
                                                                      13,260,550
                                                                    ------------
TRANSPORTATION (2.2%)
C.H. Robinson Worldwide, Inc.                              35,000      1,431,150
United Parcel Service, Inc., Class B                       30,000      2,249,400
                                                                    ------------
                                                                       3,680,550
                                                                    ------------
TOTAL COMMON STOCKS (COST $78,582,432)                               123,316,094
                                                                    ------------
CORPORATE OBLIGATIONS (1.1%)
BASIC MATERIALS (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13                           300,000        319,246
                                                                    ------------
CONSUMER CYCLICALS (0.3%)
Leggett & Platt, Inc., 6.25%, 9/9/08(c)                   500,000        506,634
                                                                    ------------

FINANCIAL SERVICES (0.6%)
General Electric Capital Corp., 8.30%, 9/20/09          1,000,000      1,078,666
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS (COST $1,847,559)                          1,904,546
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (19.3%)
FEDERAL FARM CREDIT BANK (5.5%)
6.80%, 10/12/07                                         2,500,000      2,530,208
4.75%, 12/7/09                                          5,000,000      4,970,680
6.30%, 12/20/10                                         1,500,000      1,574,592
                                                                    ------------
                                                                       9,075,480
                                                                    ------------
FEDERAL HOME LOAN BANK (12.0%)
5.25%, 5/18/07*                                         5,000,000      4,905,030
5.00%, 12/12/08                                        12,000,000     11,996,112
5.25%, 6/10/11                                          3,000,000      3,038,607
                                                                    ------------
                                                                      19,939,749
                                                                    ------------
U.S. TREASURY INFLATION PROTECTED BONDS (1.8%)
3.50%, 1/15/11                                          2,500,000      3,018,474
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $31,923,517)                                                 32,033,703
                                                                    ------------
INVESTMENT COMPANIES (5.0%)
Fifth Third Institutional Government
Money Market Fund, Institutional Class                  8,294,706      8,294,706
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $8,294,706)                           8,294,706
                                                                    ------------
TOTAL INVESTMENTS (COST $120,648,214) (A) - 99.9%                   $165,549,049
                                                                    ============

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $46,002,865
Unrealized depreciation        (1,134,890)
                              -----------
Net unrealized appreciation   $44,867,975
                              ===========

(b)  Represents non-income producing security.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

ADR - American Depositary Receipt

*    Represents effective yield at time of purchase.

See notes to Schedule of Portfolio Investments.

BOSTON TRUST EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS (98.9%)
BASIC MATERIALS (6.4%)
Air Products & Chemical, Inc.                                7,500   $   527,100
Donaldson Co., Inc.                                         30,000     1,041,300
Ecolab, Inc.                                                18,000       813,600
Sigma-Aldrich Corp.                                         15,000     1,165,800
                                                                     -----------
                                                                       3,547,800
                                                                     -----------
CAPITAL GOODS (5.7%)
Emerson Electric Co.                                        14,000       616,980
Illinois Tool Works, Inc.                                   28,000     1,293,320
Precision Castparts Corp.                                   16,000     1,252,480
                                                                     -----------
                                                                       3,162,780
                                                                     -----------
COMMUNICATION SERVICES (1.2%)
Idearc, Inc. (b)                                               350        10,028
Nokia Corp., ADR                                            15,000       304,800
Verizon Communications, Inc.                                10,000       372,400
                                                                     -----------
                                                                         687,228
                                                                     -----------
CONSUMER CYCLICALS (8.5%)
Claire's Stores, Inc.                                        8,000       265,120
Johnson Controls, Inc.                                      10,000       859,200
Leggett & Platt, Inc.                                        7,500       179,250
NIKE, Inc., Class B                                         10,000       990,300
Staples, Inc.                                               25,000       667,500
Target Corp.                                                20,000     1,141,000
The Home Depot, Inc.                                        15,000       602,400
                                                                     -----------
                                                                       4,704,770
                                                                     -----------
CONSUMER PRODUCTS (6.0%)
Anheuser-Busch Cos., Inc.                                    7,500       369,000
Aptargroup, Inc.                                            12,500       738,000
Diageo PLC, ADR                                             15,000     1,189,650
The McGraw-Hill Cos., Inc.                                  15,000     1,020,300
                                                                     -----------
                                                                       3,316,950
                                                                     -----------
CONSUMER STAPLES (10.4%)
Clorox Co.                                                  10,000       641,500
Costco Wholesale Corp.                                      15,000       793,050
PepsiCo, Inc.                                               15,000       938,250
Procter & Gamble Co.                                        20,000     1,285,400
Sysco Corp.                                                 30,000     1,102,800
W.W. Grainger, Inc.                                         10,000       699,400
Wm. Wrigley Jr. Co.                                          3,000       155,160
Wm. Wrigley Jr. Co., Class B                                 1,875        96,375
                                                                     -----------
                                                                       5,711,935
                                                                     -----------
ENERGY (11.0%)
Apache Corp.                                                 7,000       465,570
BP PLC, ADR                                                 15,000     1,006,500
Chevron Corp.                                               17,500     1,286,775
Exxon Mobil Corp.                                           35,000     2,682,050
XTO Energy, Inc.                                            12,500       588,125
                                                                     -----------

                                                                       6,029,020
                                                                     -----------
FINANCIAL SERVICES (19.5%)
American Express Co.                                        20,000     1,213,400
American International Group, Inc.                           5,000       358,300
Bank of America Corp.                                       20,009     1,068,281
Cincinnati Financial Corp.                                  20,000       906,200
Commerce Bancshares, Inc.                                   10,500       508,305
First Midwest Bancgroup, Inc.                                5,000       193,400
Morgan Stanley                                               8,000       651,440
Northern Trust Corp.                                         4,000       242,760
State Street Corp.                                          12,000       809,280
Suntrust Banks, Inc.                                         5,000       422,250
T. Rowe Price Group, Inc.                                   30,000     1,313,100
The Goldman Sachs Group, Inc.                                7,500     1,495,124
Wachovia Corp.                                               5,000       284,750
Wells Fargo & Co.                                           10,000       355,600
Wilmington Trust Corp.                                      20,000       843,400
                                                                     -----------
                                                                      10,665,590
                                                                     -----------
HEALTH CARE (13.5%)
Becton, Dickinson & Co.                                     15,000     1,052,250
Biomet, Inc.                                                10,000       412,700
C.R. Bard, Inc.                                             15,000     1,244,550
Dentsply International, Inc.                                30,000       895,500
Henry Schein, Inc. (b)                                      15,000       734,700
Johnson & Johnson, Inc.                                     12,000       792,240
Medtronic, Inc.                                             15,000       802,650
Saint Jude Medical, Inc. (b)                                10,000       365,600
Stryker Corp.                                               10,000       551,100
UnitedHealth Group, Inc.                                     5,000       268,650
Waters Corp. (b)                                             5,000       244,850
                                                                     -----------
                                                                       7,364,790
                                                                     -----------
PRODUCER PRODUCTS (2.9%)
Carlisle Cos., Inc.                                          4,000       314,000
General Electric Co.                                        35,000     1,302,350
                                                                     -----------
                                                                       1,616,350
                                                                     -----------
TECHNOLOGY (10.3%)
3M Co.                                                      10,000       779,300
Applied Materials, Inc.                                     25,000       461,250
Automatic Data Processing, Inc.                              5,000       246,250
Cisco Systems, Inc. (b)                                     33,000       901,890
EMC Corp. (b)                                               50,000       660,000
Intel Corp.                                                  7,500       151,875
Microsoft Corp.                                             60,000     1,791,600
Oracle Corp. (b)                                            40,000       685,600
                                                                     -----------
                                                                       5,677,765
                                                                     -----------
TRANSPORTATION (3.5%)
C.H. Robinson Worldwide, Inc.                               20,000       817,800
United Parcel Service, Inc., Class B                        15,000     1,124,700
                                                                     -----------
                                                                       1,942,500
                                                                     -----------
TOTAL COMMON STOCKS (COST $34,991,059)                                54,427,478
                                                                     -----------
INVESTMENT COMPANIES (1.0%)
Fifth Third Institutional Government
Money Market Fund, Institutional Class                     576,438       576,438
                                                                     -----------

TOTAL INVESTMENT COMPANIES (COST $576,438)                               576,438
                                                                     -----------
TOTAL INVESTMENTS (COST $35,567,497) (A) - 99.9%                      55,003,916

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $19,646,221
Unrealized depreciation          (220,823)
                              -----------
Net unrealized appreciation   $19,425,398
                              ===========

(b)  Non-income producing security.

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

BOSTON TRUST SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS (95.6%)
CONSUMER DISCRETIONARY (14.5%)
Arbitron, Inc.                                               5,700   $   247,608
Ballard Power Systems, Inc. (b)                              2,350        13,372
Bandag, Inc.                                                 4,000       201,720
Bright Horizons Family Solutions, Inc. (b)                   7,700       297,682
Charming Shoppes, Inc. (b)                                  20,000       270,600
Educational Development Corp.                                2,600        18,590
Gaiam, Inc., Class A (b)                                     1,900        25,992
Gentex Corp.                                                21,000       326,760
Interface, Inc., Class A (b)                                 2,250        31,995
John Wiley & Sons, Inc., Class A                             5,600       215,432
Laureate Education, Inc. (b)                                 4,000       194,520
Nautilus, Inc.                                               1,800        25,200
Scholastic Corp. (b)                                         2,500        89,600
Spanish Broadcasting System, Inc.,                           2,600        10,686
Class A (b)
Strayer Education, Inc.                                      2,700       286,335
Timberland Co., Class A (b)                                 10,900       344,222
                                                                     -----------
                                                                       2,600,314
                                                                     -----------
CONSUMER PRODUCTS (5.1%)
Church & Dwight Co., Inc.                                    3,500       149,275
Green Mountain Coffee Roasters, Inc. (b)                     1,700        83,691
Hain Celestial Group, Inc. (b)                               4,000       124,840
J.M. Smucker Co.                                             2,100       101,787
Lifeway Foods, Inc. (b)                                     10,900       101,915
SunOpta, Inc. (b)                                           10,000        88,000
United Natural Foods, Inc. (b)                               6,500       233,480
Wild Oats Markets, Inc. (b)                                  2,200        31,636
                                                                     -----------
                                                                         914,624
                                                                     -----------
ENERGY (5.9%)
Cabot Oil & Gas Corp.                                        6,400       388,160
CARBO Ceramics, Inc.                                         6,000       224,220
Encore Acquisition Co. (b)                                   6,000       147,180
Grey Wolf, Inc. (b)                                         39,000       267,540
VeraSun Energy Corp. (b)                                     1,900        37,525
                                                                     -----------
                                                                       1,064,625
                                                                     -----------
FINANCIAL SERVICES (13.8%)
Abigail Adams National Bancorp, Inc.                         1,945        26,258
Bank of Hawaii Corp.                                         2,800       151,060
Carver Bancorp, Inc.                                         1,775        27,655
Chittenden Corp.                                            11,000       337,590
Dime Community Bancshares                                   19,000       266,190
Federal Agricultural Mortgage Corp., Class C                 5,400       146,502
Hanmi Financial Corp.                                       16,100       362,732
Parkway Properties, Inc.                                     7,000       357,070

PennFed Financial Services, Inc.                             7,700       148,764
Republic Bancorp, Inc.                                      12,901       173,647
UCBH Holdings, Inc.                                         20,000       351,200
Wainwright Bank & Trust Co.                                 11,000       120,560
                                                                     -----------
                                                                       2,469,228
                                                                     -----------
HEALTHCARE (13.1%)
Biosite, Inc. (b)                                            6,500       317,525
Cerner Corp. (b)                                             2,100        95,550
Cholestech Corp. (b)                                         5,100        93,942
Cytyc Corp. (b)                                              2,850        80,655
Dionex Corp. (b)                                             6,100       345,931
IDEXX Laboratories, Inc. (b)                                 3,800       301,340
Invacare Corp.                                               3,700        90,835
Millipore Corp. (b)                                            600        39,960
Orthofix International N.V. (b)                              5,500       275,000
Respironics, Inc. (b)                                        8,300       313,325
West Pharmaceutical Services, Inc.                           7,500       384,225
                                                                     -----------
                                                                       2,338,288
                                                                     -----------
INDUSTRIAL MATERIALS (5.4%)
Commercial Metals Co.                                       12,600       325,080
Metal Management, Inc.                                       2,925       110,711
Minerals Technologies, Inc.                                  3,700       217,523
Myers Industries, Inc.                                      11,385       178,289
Rock-Tenn Co.                                                4,700       127,417
                                                                     -----------
                                                                         959,020
                                                                     -----------
INDUSTRIAL PRODUCTS AND SERVICES (14.7%)
Apogee Enterprises, Inc.                                    10,300       198,893
Baldor Electric Co.                                         10,000       334,200
CLARCOR, Inc.                                               10,600       358,386
ESCO Technologies, Inc. (b)                                  2,500       113,600
Genesee & Wyoming, Inc., Class A (b)                        11,000       288,640
Herman Miller, Inc.                                          1,500        54,540
Hydrogenics Corp. (b)                                        8,000        10,160
Insituform Technologies, Inc., Class A (b)                   2,950        76,287
Kadant, Inc. (b)                                             4,615       112,514
Lindsay Manufacturing Co.                                    6,400       208,960
Simpson Manufacturing Co., Inc.                             10,000       316,500
Team, Inc. (b)                                               2,875       100,136
Trex Company, Inc. (b)                                       2,975        68,098
Wabtec Corp.                                                 9,000       273,420
Watts Water Technologies, Inc., Class A                      3,200       131,552
                                                                     -----------
                                                                       2,645,886
                                                                     -----------
INFORMATION TECHNOLOGY (17.0%)
Acxiom Corp.                                                 4,625       118,631
Coherent, Inc. (b)                                           7,000       220,990
eCollege.com, Inc. (b)                                       5,450        85,293
Itron, Inc. (b)                                              7,000       362,880
Landauer, Inc.                                               6,800       356,796
National Instruments Corp.                                   2,550        69,462
Plantronics, Inc.                                           13,500       286,200
Polycom, Inc. (b)                                           12,900       398,738
Power Integrations, Inc. (b)                                17,000       398,650

Presstek, Inc. (b)                                          14,000        89,040
Renaissance Learning, Inc.                                  20,000       354,600
SunPower Corp., Class A (b)                                  2,250        83,633
Tektronix, Inc.                                              2,275        66,362
WebEx Communications, Inc. (b)                               4,800       167,472
                                                                     -----------
                                                                       3,058,747
                                                                     -----------
UTILITIES (6.1%)
American States Water Co.                                    2,500        96,550
Energen Corp.                                                8,300       389,602
New Jersey Resources Corp.                                   5,000       242,900
South Jersey Industries, Inc.                               10,700       357,487
                                                                     -----------
                                                                       1,086,539
                                                                     -----------
TOTAL COMMON STOCKS (COST $14,059,359)                                17,137,271
                                                                     -----------
INVESTMENT COMPANIES (4.4%)
Fifth Third Institutional Government
   Money Market Fund, Institutional Class                  779,537       779,537
Fifth Third Prime Money Market Fund,
   Institutional Class                                       1,284         1,284
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $780,821)                               780,821
                                                                     -----------
TOTAL INVESTMENTS (COST $14,840,180) (A) - 100.0%                    $17,918,092
                                                                     ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $3,599,544
Unrealized depreciation         (521,632)
                              ----------
Net unrealized appreciation   $3,077,912
                              ==========

(b)  Represents non-income producing security.

See notes to Schedule of Portfolio Investments.

WALDEN SOCIAL BALANCED FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (73.7%)
BASIC MATERIALS (5.0%)
Donaldson Co., Inc.                                         13,000   $   451,230
Ecolab, Inc.                                                 5,000       226,000
Praxair, Inc.                                                7,200       427,176
Sigma-Aldrich Corp.                                          5,000       388,600
                                                                     -----------
                                                                       1,493,006
                                                                     -----------
CAPITAL GOODS (3.5%)
Emerson Electric Co.                                         8,000       352,560
Illinois Tool Works, Inc.                                   15,000       692,850
                                                                     -----------
                                                                       1,045,410
                                                                     -----------
COMMUNICATION SERVICES (1.5%)
Nokia Corp., ADR                                            13,000       264,160
Verizon Communications, Inc.                                 5,000       186,200
                                                                     -----------
                                                                         450,360
                                                                     -----------
CONSUMER CYCLICALS (7.3%)
Claire's Stores, Inc.                                        3,700       122,618
Honda Motor Co., Ltd., ADR                                   6,200       245,148
NIKE, Inc., Class B                                          3,500       346,605
Omnicom Group, Inc.                                          6,000       627,240
Staples, Inc.                                               15,000       400,500
Target Corp.                                                 3,800       216,790
The Home Depot, Inc.                                         5,600       224,896
                                                                     -----------
                                                                       2,183,797
                                                                     -----------
CONSUMER PRODUCTS (0.9%)
The McGraw-Hill Cos., Inc.                                   4,000       272,080
                                                                     -----------
CONSUMER STAPLES (6.7%)
Colgate-Palmolive Co.                                        7,200       469,728
Costco Wholesale Corp.                                       7,500       396,525
PepsiCo, Inc.                                                7,000       437,850
Procter & Gamble Co.                                         7,000       449,890
W.W. Grainger, Inc.                                          3,500       244,790
                                                                     -----------
                                                                       1,998,783
                                                                     -----------
ENERGY (6.1%)
Apache Corp.                                                 3,400       226,134
BG Group PLC, ADR                                            3,300       225,852
BP PLC, ADR                                                 17,000     1,140,700
XTO Energy, Inc.                                             4,600       216,430
                                                                     -----------
                                                                       1,809,116
                                                                     -----------
FINANCIAL SERVICES (16.2%)
American Express Co.                                         5,600       339,752
American International Group, Inc.                           4,900       351,134
Bank of America Corp.                                       10,803       576,772
Chubb Corp.                                                  4,000       211,640
Cincinnati Financial Corp.                                   4,700       212,957
Comerica, Inc.                                               4,000       234,720
Commerce Bancshares, Inc.                                    6,601       319,554
Lehman Brothers Holdings, Inc.                               3,000       234,360

Northern Trust Corp.                                         5,700       345,933
State Street Corp.                                           7,000       472,080
T. Rowe Price Group, Inc.                                   11,000       481,470
The Goldman Sachs Group, Inc.                                1,900       378,765
Wachovia Corp.                                               4,000       227,800
Wilmington Trust Corp.                                       9,500       400,615
                                                                     -----------
                                                                       4,787,552
                                                                     -----------
HEALTH CARE (14.0%)
Amgen, Inc. (b)                                              1,800       122,958
Becton, Dickinson & Co.                                      3,000       210,450
Biomet, Inc.                                                 9,000       371,430
C.R. Bard, Inc.                                              3,000       248,910
Caremark Rx, Inc.                                            4,200       239,862
Dentsply International, Inc.                                 7,000       208,950
GlaxoSmithKline PLC, ADR                                     6,500       342,940
IMS Health, Inc.                                             3,500        96,180
Johnson & Johnson, Inc.                                      7,000       462,140
Medtronic, Inc.                                             10,000       535,100
Novartis AG, ADR                                             7,200       413,568
Quest Diagnostics, Inc.                                      4,000       212,000
Respironics, Inc. (b)                                        4,900       184,975
Teva Pharmaceutical Ltd., ADR                                9,900       307,692
UnitedHealth Group, Inc.                                     4,000       214,920
                                                                     -----------
                                                                       4,172,075
                                                                     -----------
TECHNOLOGY (10.1%)
3M Co.                                                       7,000       545,510
Applied Materials, Inc.                                     11,000       202,950
Automatic Data Processing, Inc.                              5,000       246,250
Cisco Systems, Inc. (b)                                     12,000       327,960
Dell, Inc. (b)                                               8,000       200,720
EMC Corp. (b)                                               30,000       396,000
International Business Machines Corp.                        2,600       252,590
Jabil Circuit, Inc.                                          7,900       193,945
Microsoft Corp.                                             15,000       447,900
Texas Instruments, Inc.                                      7,000       201,600
                                                                     -----------
                                                                       3,015,425
                                                                     -----------
TRANSPORTATION (2.4%)
FedEx Corp.                                                  3,000       325,860
United Parcel Service, Inc., Class B                         5,000       374,900
                                                                     -----------
                                                                         700,760
                                                                     -----------
TOTAL COMMON STOCKS (COST $17,631,011)                                21,928,364
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.8%)
FEDERAL FARM CREDIT BANK (1.7%)
6.00%, 3/7/11                                              500,000       519,626
                                                                     -----------
FEDERAL HOME LOAN BANK (18.1%)
3.75%, 1/16/07                                             500,000       499,654
4.25%, 4/16/07                                             300,000       299,239
3.50%, 11/15/07                                            500,000       492,781
4.63%, 2/8/08                                              700,000       695,910
4.63%, 11/21/08                                            500,000       496,487
5.00%, 12/12/08                                          1,000,000       999,675
3.75%, 8/18/09                                             500,000       485,488
4.38%, 3/17/10                                             700,000       688,802
5.00%, 12/21/15                                            700,000       699,749
                                                                     -----------
                                                                       5,357,785
                                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.1%)
6.50%, 2/15/32                                              19,073        19,601
6.50%, 5/15/32                                             132,755       136,434
6.00%, 7/15/34                                             202,791       205,682
6.00%, 10/15/36                                            273,933       277,838
                                                                     -----------
                                                                         639,555
                                                                     -----------
HOUSING AND URBAN DEVELOPMENT (0.7%)
7.50%, 8/1/11                                              200,000       211,744
                                                                     -----------
U.S. TREASURY INFLATION PROTECTED BONDS (1.2%)
3.00%, 7/15/12                                             300,000       346,612
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $7,102,919)                                                   7,075,322
                                                                     -----------
INVESTMENT COMPANIES (1.1%)
Fifth Third Institutional Government
Money Market Fund, Institutional Class                     337,670       337,670
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $337,670)                               337,670
                                                                     -----------
CERTIFICATES OF DEPOSIT (1.1%)
1st Delta Federal Credit Union, 3.50%,
1/9/09                                                      25,000        25,000

Albina Community BankCorp, 3.59%,
3/15/08                                                     25,000        25,000

Central Appalachian Peoples Federal
Credit Union, 4.00%, 3/14/09                                25,000        25,000

Community Capital Bank, 3.80%,
7/20/08                                                     50,000        50,000

Delta Bank and Trust Co., 2.75%,
10/6/07                                                     25,000        25,000

Elk Horn Bank, 3.75%, 3/14/08                               25,000        25,000
Shorebank Pacific Bank, 3.75%,
2/10/07                                                     50,000        50,000

Shorebank Pacific Bank, 3.02%,
7/13/07                                                     50,000        50,000

Vermont Development Credit, 3.75%,
7/13/09                                                     50,000        50,000
                                                                     -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $325,000)                            325,000
                                                                     -----------
TOTAL INVESTMENTS (COST $25,396,600) (A) - 99.7%                     $29,666,356
                                                                     ===========

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $4,684,189
Unrealized depreciation         (414,433)
                              ----------
Net unrealized appreciation   $4,269,756
                              ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See notes to Schedule of Portfolio Investments.

WALDEN SOCIAL EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS (99.5%)
BASIC MATERIALS (4.5%)
Donaldson Co., Inc.                                         20,000   $   694,200
Ecolab, Inc.                                                15,000       678,000
Sigma-Aldrich Corp.                                         12,000       932,640
                                                                     -----------
                                                                       2,304,840
                                                                     -----------
CAPITAL GOODS (3.9%)
Emerson Electric Co.                                        22,000       969,540
Illinois Tool Works, Inc.                                   22,000     1,016,180
                                                                     -----------
                                                                       1,985,720
                                                                     -----------
COMMUNICATION SERVICES (3.7%)
Alltel Corp.                                                 8,000       483,840
Idearc, Inc. (b)                                               750        21,488
Nokia Corp., ADR                                            40,000       812,800
Verizon Communications, Inc.                                16,000       595,840
                                                                     -----------
                                                                       1,913,968
                                                                     -----------
CONSUMER CYCLICALS (9.7%)
Claire's Stores, Inc.                                       20,000       662,800
Eaton Corp.                                                 11,000       826,540
HONDA MOTOR CO., LTD., ADR                                  14,000       553,560
NIKE, Inc., Class B                                         10,000       990,300
Staples, Inc.                                               37,500     1,001,250
The Home Depot, Inc.                                        23,300       935,728
                                                                     -----------
                                                                       4,970,178
                                                                     -----------
CONSUMER PRODUCTS (1.2%)
Aptargroup, Inc.                                            10,000       590,400
                                                                     -----------
CONSUMER STAPLES (16.2%)
Colgate-Palmolive Co.                                       16,000     1,043,840
Costco Wholesale Corp.                                      20,000     1,057,400
General Mills, Inc.                                         15,000       864,000
PepsiCo, Inc.                                               16,000     1,000,800
Procter & Gamble Co.                                        16,000     1,028,320
Sysco Corp.                                                 26,000       955,760
W.W. Grainger, Inc.                                         12,000       839,280
Walgreen Co.                                                18,000       826,020
Wm. Wrigley Jr. Co.                                         10,000       517,200
Wm. Wrigley Jr. Co., Class B                                 2,500       128,500
                                                                     -----------
                                                                       8,261,120
                                                                     -----------
ENERGY (7.3%)
Apache Corp.                                                15,000       997,650
BP PLC, ADR                                                 30,000     2,013,000
XTO Energy, Inc.                                            15,000       705,750
                                                                     -----------
                                                                       3,716,400
                                                                     -----------
FINANCIAL SERVICES (20.2%)
American Express Co.                                        16,000       970,720
American International Group, Inc.                          13,000       931,580
Bank of America Corp.                                       18,000       961,020
Chubb Corp.                                                 12,000       634,920

Cincinnati Financial Corp.                                  19,845       899,177
Commerce Bancshares, Inc.                                   13,163       637,221
Northern Trust Corp.                                        14,000       849,660
State Street Corp.                                          13,000       876,720
T. Rowe Price Group, Inc.                                   24,000     1,050,479
The Goldman Sachs Group, Inc.                                5,000       996,750
Wachovia Corp.                                              16,000       911,200
Wilmington Trust Corp.                                      15,000       632,550
                                                                     -----------
                                                                      10,351,997
                                                                     -----------
HEALTH CARE (17.5%)
Amgen, Inc. (b)                                             13,000       888,030
C.R. Bard, Inc.                                              6,000       497,820
Caremark Rx, Inc.                                           12,000       685,320
Dentsply International, Inc.                                15,000       447,750
GlaxoSmithKline PLC, ADR                                    15,000       791,400
Johnson & Johnson, Inc.                                     17,000     1,122,340
Medtronic, Inc.                                             20,000     1,070,200
Mylan Laboratories, Inc.                                    20,000       399,200
Novartis AG, ADR                                            15,000       861,600
Pfizer, Inc.                                                20,000       518,000
Quest Diagnostics, Inc.                                     10,000       530,000
Teva Pharmaceutical Ltd., ADR                               15,000       466,200
UnitedHealth Group, Inc.                                    12,000       644,760
                                                                     -----------
                                                                       8,922,620
                                                                     -----------
TECHNOLOGY (12.6%)
3M Co.                                                      12,000       935,160
Adobe Systems, Inc. (b)                                     10,000       411,200
Automatic Data Processing, Inc.                             15,000       738,750
Cisco Systems, Inc. (b)                                     25,000       683,250
Dell, Inc. (b)                                              16,500       413,985
EMC Corp. (b)                                               50,000       660,000
Intel Corp.                                                 25,000       506,250
International Business Machines Corp.                        6,000       582,900
Microsoft Corp.                                             35,000     1,045,100
Texas Instruments, Inc.                                     16,000       460,800
                                                                     -----------
                                                                       6,437,395
                                                                     -----------
TRANSPORTATION (2.7%)
Expeditors International of Washington, Inc.                10,000       405,000
United Parcel Service, Inc., Class B                        13,000       974,740
                                                                     -----------
                                                                       1,379,740
                                                                     -----------
TOTAL COMMON STOCKS (COST $41,084,020)                                50,834,378
                                                                     -----------
INVESTMENT COMPANIES (0.6%)
Fifth Third Institutional Government
Money Market Fund, Institutional Class                     319,122       319,122
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $319,122)                               319,122
                                                                     -----------
TOTAL INVESTMENTS (COST $41,403,142) (A) - 100.1%                    $51,153,500
                                                                     ===========

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $10,540,238
Unrealized depreciation          (791,391)
                              -----------
Net unrealized appreciation   $ 9,748,847
                              ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

NOTE TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         DECEMBER 31, 2006

ORGANIZATION:

     The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following Boston Trust Funds and Walden Funds (individually a "Fund," collectively the "Funds"):

FUND                          SHORT NAME
----                          ----------
Boston Trust Balanced Fund    Balanced Fund
Boston Trust Equity Fund      Equity Fund
Boston Trust Small Cap Fund   Small Cap Fund
Walden Social Balanced Fund   Social Balanced Fund
Walden Social Equity Fund     Social Equity Fund

     Financial statements for all other series of the Group are published separately.

     Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds in preparation of the schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted accounting principles ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITY TRANSACTIONS AND RELATED INCOME:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the accretion or amortization of discount or premium. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

NEW ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements has not yet been determined.

     In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

PATHMASTER DOMESTIC EQUITY FUND
Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                            SHARES     VALUE ($)
                                                           -------   -----------
EXCHANGE TRADED FUNDS (97.5%)
iShares Russell Midcap Growth Index Fund                    17,474     1,801,045
iShares Russell Midcap Value Index Fund                     31,115     4,556,170
iShares Russell 1000 Growth Index Fund                      70,868     3,897,740
iShares Russell 1000 Value Index Fund                       64,707     5,345,445
iShares Russell 2000 Value Index Fund                       22,343     1,787,887
iShares Russell 3000 Index Fund                             12,034       987,269
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS (COST $17,048,640)                        18,375,556
                                                                     -----------
CASH SWEEP (2.0%)
Brown Brothers Harriman Custodian Cash Sweep               378,039       378,039
                                                                     -----------
TOTAL CASH SWEEP (COST $378,039)                                         378,039
                                                                     -----------
TOTAL INVESTMENTS (COST $17,426,679) (A) - 99.5%                     $18,753,595
                                                                     -----------

Percentages indicated are based on net assets.

(a) At December 31, 2006 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation of securities is as follows:

Unrealized appreciation       $1,330,083
Unrealized depreciation          (15,593)
                              ----------
Net unrealized appreciation   $1,314,490
                              ==========

                 See Notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)        DECEMBER 31, 2006

ORGANIZATION:

The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the Pathmaster Domestic Equity Fund(collectively, the "Fund" and individually, a "Fund").

Financial statements for all other series of the Group are published separately.

The Fund is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Fund offers three classes of shares: Class I Shares, Class A Shares, and Class C Shares. Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares

Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

The Fund invests primarily in the exchanged-traded funds ("ETFs") that track certain domestic equity market segments by size (i.e., small-cap, mid-cap and large-cap) and style (i.e., growth and value) that the Wayne Hummer Asset Management Company ( the "Advisor") has determined offer the greatest potential for capital appreciation in a given market environment.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements has not yet been determined.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)        DECEMBER 31, 2006

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Coventry Group


By (Signature and Title)* /s/ R. Jeffrey Young,
                          -------------------------------------
                          R. Jeffrey Young, President

Date March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young
                          -------------------------------------
                          R. Jeffrey Young, President

Date March 1, 2007


By (Signature and Title)* /s/ Linda A. Durkin
                          -------------------------------------
                          Linda Durkin, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.